Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	ASPEN GROUP, INC.
Entity Central Index Key	0001487198
Document Type	POS AM
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 479,344	$ 577,238	$ 766,602
Restricted cash	265,131	264,992
Accounts receivable, net of allowance of $57,535, $35,535 and $47,595, respectively	327,015	239,671	215,099
Accounts receivable, secured - related party			772,793
Note receivable from officer, secured - related party			150,000
Prepaid expenses	157,583	192,533	103,268
Net assets from discontinued operations (Note 1)	183,747	393,214	632,135
Other current assets		69,000	210
Total current assets	1,412,820	1,736,648	2,640,107
Property and equipment:
Call center equipment	121,313	121,313	121,313
Computer and office equipment	61,037	45,718	38,577
Furniture and fixtures	32,914	11,336
Library (online)	100,000	100,000	100,000
Software	1,491,035	1,388,824	927,455
Vehicle			39,736
Total property and equipment, gross	1,806,299	1,667,191	1,227,081
Less accumulated depreciation and amortization	541,216	455,871	229,972
Total property and equipment, net	1,265,083	1,211,320	997,109
Courseware, net	218,559	253,571	369,831
Accounts receivable, secured - related party, net of allowance of $502,315 and $0, respectively	270,478	270,478
Other assets	25,181	25,181	6,559
Total assets	3,192,121	3,497,198	4,013,606
Current liabilities:
Accounts payable	258,409	215,796	414,147
Accrued expenses	97,380	75,912	128,303
Deferred revenue	1,142,195	1,036,540	835,694
Convertible notes payable, current portion (includes $50,000 to related parties)	200,000
Notes payable, current portion			6,383
Loan payable to stockholder	491	491
Deferred rent, current portion	7,844	6,257	4,291
Net liabilities from discontinued operations (Note 1)	125,132	226,430	719,107
Other current liabilities		69,000
Total current liabilities	1,831,451	1,630,426	2,107,925
Line of credit	250,250	250,000	233,215
Loans payable (includes $50,000 to related parties)			200,000
Convertible notes payable (includes $650,000 to related parties)	600,000	800,000
Notes payable			8,768
Deferred rent	20,319	15,017	21,274
Total liabilities	2,702,020	2,695,443	2,571,182
Commitments and contingencies - See Note 10
Temporary equity:
Series A preferred stock, $0.001 par value; 850,500 shares designated, none and 850,395 shares issued and outstanding, respectively			809,900
Series D preferred stock, $0.001 par value; 3,700,000 shares designated, none and 1,176,750 shares issued and outstanding, respectively (liquidation value of $1,176,750)			1,109,268
Series E preferred stock, $0.001 par value; 2,000,000 shares designated, none and 1,700,000 shares issued and outstanding, respectively (liquidation value of $1,700,000)			1,550,817
Total temporary equity			3,469,985
Stockholders? equity (deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized
Series C preferred stock, $0.001 par value; 11,411,400 shares designated, none and 11,307,450 shares issued and outstanding, respectively (liquidation value of $11,307)			11,307
Series B preferred stock, $0.001 par value; 368,421 shares designated, none and 368,411 shares issued and outstanding, respectively			368
Common stock, $0.001 par value; 120,000,000 shares authorized, 55,243,719 issued and 55,043,719 outstanding at December 31, 2012 and 11,837,930 issued and outstanding at December 31, 2011	56,858	55,244	11,838
Additional paid-in capital	12,789,218	12,153,615	3,275,296
Treasury stock (200,000 shares)	(70,000)	(70,000)
Accumulated deficit	(12,285,975)	(11,337,104)	(5,326,370)
Total stockholders' equity (deficiency)	490,101	801,755	(2,027,561)
Total liabilities and stockholders' equity (deficiency)	$ 3,192,121	$ 3,497,198	$ 4,013,606

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Accounts receivable, allowance for doubtful accounts	$ 57,535	$ 35,535	$ 47,595
Accounts receivable, secured - related party	502,315	502,315
Current liabilities:
Convertible notes payable, current portion	50,000	50,000
Convertible notes payable	600,000	650,000	650,000
Temporary equity:
Preferred stock, par value Series A		$ 0.001	$ 0.001
Preferred stock, designated shares Series A		850,500	850,500
Preferred stock, issued shares Series A		0	850,395
Preferred stock, outstanding shares Series A		0	850,395
Preferred stock, par value Series D		$ 0.001	$ 0.001
Preferred stock, designated shares Series D		3,700,000	3,700,000
Preferred stock, issued shares Series D		0	1,176,750
Preferred stock, outstanding shares Series D		0	1,176,750
liquidation value, Series D		1,176,750	1,176,750
Preferred stock, par value Series E		$ 0.001	$ 0.001
Preferred stock, designated shares Series E		2,000,000	2,000,000
Preferred stock, issued shares Series E		0	1,700,000
Preferred stock, outstanding shares Series E		0	1,700,000
liquidation value, Series E		1,700,000	1,700,000
Stockholders' Equity:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, par value Series C		$ 0.001	$ 0.001
Preferred stock, designated shares Series C		11,411,400	11,411,400
Preferred stock, issued shares Series C		0	11,307,450
Preferred stock, outstanding shares Series C		0	11,307,450
liquidation value, Series C		11,307	11,307
Preferred stock, par value Series B		$ 0.001	$ 0.001
Preferred stock, designated shares Series B		368,421	368,421
Preferred stock, issued shares Series B		0	368,411
Preferred stock, outstanding shares Series B		0	368,411
Commont Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	120,000,000	120,000,000	120,000,000
Common stock, issued shares	56,858,005	55,243,719	11,837,930
Common stock, outstanding shares	56,658,005	55,043,719	11,837,930
Treasury stock	$ 200,000	$ 200,000	$ 200,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Operations [Abstract]
Revenues	$ 892,334	$ 546,778	$ 2,684,931	$ 2,346,238
Costs and expenses:
Instructional costs and services	235,713	187,847	899,909	525,907
Marketing and promotional	310,491	437,305	1,442,128	515,362
General and administrative	1,217,273	1,752,281	5,235,282	3,593,956
Receivable collateral valuation service			502,315
Depreciation and amortization	120,357	89,749	397,923	264,082
Total costs and expenses	1,883,834	2,467,182	8,477,557	4,899,307
Operating loss from continuing operations	(991,500)	(1,920,404)	(5,792,626)	(2,553,069)
Other income (expense):
Interest income	243	644	4,592	2,656
Interest expense	(5,217)	(3,031)	(364,889)	(27,850)
Gain on disposal of property and equipment		5,879	5,879
Other income	66,267
Loss due to unauthorized borrowing				(14,876)
Total other expense	61,293	3,492	(354,418)	(40,070)
Loss from continuing operations before income taxes	(930,207)	(1,916,912)	(6,147,044)	(2,593,139)
Income tax expense (benefit)
Loss from continuing operations	(930,207)	(1,916,912)	(6,147,044)	(2,593,139)
Discontinued operations (Note 1)
Income from discontinued operations, net of income taxes	(18,664)	127,146	136,310	457,566
Net loss	(948,871)	(1,789,766)	(6,010,734)	(2,135,573)
Cumulative preferred stock dividends		(37,379)	(37,379)	(87,326)
Net loss allocable to common stockholders	$ (948,871)	$ (1,827,145)	$ (6,048,113)	$ (2,222,899)
Loss per share from continuing operations - basic and diluted	$ (0.02)	$ (0.12)	$ (0.17)	$ (0.17)
Income (loss) per share from discontinued operations - basic and diluted		0.01		0.03
Net loss per share allocable to common stockholders - basic and diluted	(0.02)	(0.11)	(0.17)	(0.14)
Weighted average number of common shares outstanding:
Basic and diluted	55,671,814	16,473,874	35,316,681	15,377,413

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Total
Beginning Balance - Amount at Dec. 31, 2010			$ 21,000	$ 3,850,809		$ (3,190,797)	$ 681,012
Beginning Balance - Shares at Dec. 31, 2010			21,000,000
Rescission of common shares, Shares			(170,100)
Rescission of common shares, Amount			(170)	(164,830)			(165,000)
Common shares issued as part of merger, Shares			3,200,000
Common shares issued as part of merger, Amount			3,200				3,200
Conversion of convertible notes into Series B preferred shares, Shares	368,411
Conversion of convertible notes into Series B preferred shares, Amount	368			349,632			350,000
Conversion of common shares into Series C preferred shares, Shares		11,307,450	(11,307,450)
Conversion of common shares into Series C preferred shares, Amount		11,307	(11,307)
Issuance of common shares and warrants to settle accrued interest, Amount
Treasury shares acquired for cash, Shares			(884,520)
Treasury shares acquired for cash, Amount			(885)	(760,315)			(761,200)
Stock-based compensation
Net loss						(2,135,573)	(2,135,573)
Ending Balance, Amount at Dec. 31, 2011	368	11,307	11,838	3,275,296		(5,326,370)	(2,027,561)
Ending Balance, Shares at Dec. 31, 2011	368,411	11,307,450	11,837,930
Conversion of all preferred shares into common shares, Shares	(368,411)	(11,307,450)	13,677,274
Conversion of all preferred shares into common shares, Amount	(368)	(11,307)	13,677	3,467,983			3,469,985
Recapitalization, Shares			9,760,000
Recapitalization, Amount			9,760	(30,629)			(20,869)
Conversion of convertible notes into common shares, Shares			5,293,152
Conversion of convertible notes into common shares, Amount			5,293	1,770,532			1,775,825
Issuance of common shares and warrants for cash, net of offering costs of $446,764, Shares			9,920,000
Issuance of common shares and warrants for cash, net of offering costs of $446,764, Amount			9,920	3,015,316			3,025,236
Issuance of common shares and warrants due to price protection, Shares			4,516,917
Issuance of common shares and warrants due to price protection, Amount			4,517	(4,517)
Issuance of common shares and warrants to settle accrued interest, Shares			202,446
Issuance of common shares and warrants to settle accrued interest, Amount			203	70,451			70,654
Treasury shares acquired for cash, Shares			(264,000)
Treasury shares acquired for cash, Amount			(264)	(131,736)	(70,000)		(202,000)
Issuance of common shares for services, Shares			200,000
Issuance of common shares for services, Amount			200	69,800			70,000
Issuance of common shares and warrants for services, Shares			100,000
Issuance of common shares and warrants for services, Amount			100	42,900			43,000
Issuance of stock options to officers to settle accrued payroll				238,562			238,562
Issuance of stock options to officers to settle note payable				22,000			22,000
Stock-based compensation				347,657			347,657
Net loss						(6,010,734)	(6,010,734)
Ending Balance, Amount at Dec. 31, 2012			55,244	12,153,615	(70,000)	(11,337,104)	801,755
Ending Balance, Shares at Dec. 31, 2012			55,243,719
Issuance of common shares and warrants for cash, net of offering costs of $446,764, Shares			1,614,286
Issuance of common shares and warrants for cash, net of offering costs of $446,764, Amount			1,614	517,756			519,370
Issuance of common shares and warrants to settle accrued interest, Amount
Stock-based compensation				117,847			117,847
Net loss						(948,871)	(948,871)
Ending Balance, Amount at Mar. 31, 2013			$ 56,858	$ 12,789,218	$ (70,000)	$ (12,285,975)	$ 490,101
Ending Balance, Shares at Mar. 31, 2013			56,858,005

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (948,871)	$ (1,789,766)	$ (6,010,734)	$ (2,135,573)
Less income from discontinued operations	(18,664)	127,146	136,310	457,566
Loss from continuing operations	(930,207)	(1,916,912)	(6,147,044)	(2,593,139)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	22,000	32,955	133,907	21,200
Receivable collateral valuation service			502,315
Amortization of debt issuance costs			266,473
Gain on disposal of property and equipment		(5,879)	(5,879)
Depreciation and amortization	120,357	89,749	397,923	264,082
Loss on settlement of accrued interest			3,339
Issuance of convertible notes in exchange for services rendered			38,175	22,000
Stock-based compensation	117,847	66,104	347,657
Common shares and warrants issued for services rendered			113,000
Changes in operating assets and libilities, net of effects of acquisition:
Accounts receivable	(140,344)	(20,524)	(327,524)	468,424
Accounts receivable, secured - related party				7,376
Prepaid expenses	34,950	(22,372)	(89,265)	(97,474)
Other current assets	69,000		(68,790)	(210)
Other assets			(18,622)
Accounts payable	42,613	622,808	(186,701)	390,628
Accrued expenses	21,468	125,867	252,771	(123,338)
Deferred rent	6,889	(1,073)	(4,291)	(2,324)
Deferred revenue	105,655	120,508	200,846	(36,555)
Other current liabilities	(69,000)		69,000
Net cash used in operating activities	(598,772)	(908,769)	(4,522,710)	(1,679,330)
Cash flows from investing activities:
Cash acquired as part of merger		337	337	3,200
Purchases of property and equipment	(139,108)	(138,183)	(479,846)	(1,060,887)
Purchases of courseware		(3,200)	(25,300)	(54,090)
Increase in restricted cash	(139)	(105,865)	(264,992)
Advances to officer for note receivable				(388,210)
Proceeds received from officer loan repayments		150,000	150,000	238,210
Net cash used in investing activities	(139,247)	(96,911)	(619,801)	(1,261,777)
Cash flows from financing activities:
Proceeds from (repayments on) line of credit, net	250	(5,769)	16,785	(10,284)
Proceeds from issuance of common shares and warrants, net	519,370		3,025,236
Principal payment on notes payable				(30,871)
Proceeds received from issuance of convertible notes and warrants		150,000	1,706,000	255,000
Proceeds from related party for convertible notes		300,000	600,000	73,000
Disbursemenents for debt issuance costs			(266,473)
Proceeds from issuance of Series A, D and E preferred stock				3,469,985
Payments for stockholder rescissions				(165,000)
Proceeds from note payable			22,000
Disbursements to purchase treasury shares			(202,000)	(761,200)
Net cash provided by financing activities	519,620	444,231	4,901,548	2,830,630
Cash flows from discontinued operations:
Cash flows from operating activities	120,505	41,372	51,599	582,241
Net cash provided by discontinued operations	120,505	41,372	51,599	582,241
Net increase (decrease) in cash and cash equivalents	(97,894)	(520,077)	(189,364)	471,764
Cash and cash equivalents at beginning of year	577,238	766,602	766,602	294,838
Cash and cash equivalents at end of year	479,344	246,525	577,238	766,602
Supplemental disclosure of cash flow information:
Cash paid for interest	1,284	2,431	273,718	34,804
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Conversion of all preferred shares into common shares		3,469,985	3,469,985
Conversion of convertible notes payable into common shares			1,775,825
Issuance of stock options to officers to settle accrued payroll			238,562
Conversion of loans payable to convertible notes payable		200,000	200,000
Issuance of common shares and warrants to settle accrued interest			70,654
Issuance of stock options to officers to settle note payable			22,000
Liabilities assumed in recapitalization		21,206	21,206
Settlement of notes payable by disposal of property and equipment		15,151	15,151
Issuance of convertible notes payable to pay accounts payable			11,650
Conversion of convertible notes payable into Preferred Series B shares				$ 350,000

Nature of Operations and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
1. Nature of Operations and Going Concern

Note 1.Nature of Operations and Going Concern

Overview

Aspen Group, Inc. (together with its subsidiaries, the "Company" or "Aspen") was founded in Colorado in 1987 as the International School of Information Management. On September 30, 2004, it was acquired by Higher Education Management Group, Inc. ("HEMG") and changed its name to Aspen University Inc. On May 13, 2011, the Company formed a Colorado subsidiary, Aspen University Marketing, LLC, which was inactive and was formally dissolved on November 20, 2012. On March 13, 2012, the Company was recapitalized in a reverse merger (See Note 10). All references to the Company or Aspen before March 13, 2012 are to Aspen University Inc.

On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Moreover, at the end of the 120-day period, the Company shall no longer be offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. Accordingly, the activities related to CLS (or the "Smart Home Integration Certificate" program) are treated as discontinued operations. As this component of the business was not sold, there was no gain or loss on the disposition of this component (see below "Basis of Presentation").

Aspen's mission is to become an institution of choice for adult learners by offering cost-effective, comprehensive, and relevant online education. One of the key differences between Aspen and other publicly-traded, exclusively online, for-profit universities is that approximately 87% of our full-time degree-seeking students (as of March 31, 2013) were enrolled in graduate degree programs (Master or Doctorate degree program). Since 1993, we have been nationally accredited by the Distance Education and Training Council ("DETC"), a national accrediting agency recognized by the U.S. Department of Education (the "DOE").

Basis of Presentation

1. Interim Financial Statements

The interim condensed consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). In the opinion of the Company's management, all adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) necessary to present fairly our results of operations for the three months ended March 31, 2013 and 2012, our cash flows for the three months ended March 31, 2013 and 2012, and our financial position as of March 31, 2013 have been made. The results of operations for such interim periods are not necessarily indicative of the operating results to be expected for the full year.

Certain information and disclosures normally included in the notes to the annual consolidated financial statements have been condensed or omitted from these interim consolidated financial statements. Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Report on Form 10-K for the year ended December 31, 2012, as filed with the SEC on March 18, 2013. The December 31, 2012 balance sheet is derived from those statements and it has been updated to reflect the discontinued operations for the CLS component.

2. Discontinued Operations

As of March 31, 2013, the Company decided to discontinue business activities related to its "Certificate in Information Technology with a specialization in Smart Home Integration" program so that it may focus on growing its full-time, degree-seeking student programs, which have higher gross margins. On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Thus, as of August 3, 2013, the Company shall no longer be offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. The termination of the "Smart Home Integration Certificate" program qualifies as a discontinued operation and accordingly the Company has excluded results for this component from its continuing operations in the condensed consolidated statements of operations for all periods presented. The following table shows the results of the "Smart Home Integration Certificate" program component included in the income (loss) from discontinued operations:

	For the Three Months Ended March 31,
	2013	2012
Revenues	$123,357	$811,041

Costs and expenses:
Instructional costs and services	111,021	683,895
General and administrative	31,000	-
Total costs and expenses	142,021	683,895

Income (loss) from discontinued operations, net of income taxes	$(18,664)	$127,146

The major classes of assets and liabilities of discontinued operations on the balance sheets are as follows:

	March 31, 2013	December 31, 2012
Assets
Cash and cash equivalents	$-	$67,750
Accounts receivable, net of allowance of $200,045 and $169,045, respectively	171,831	322,026
Other current assets	11,916	3,438
Net assets from discontinued operations	$183,747	$393,214
Liabilities
Accounts payable	$1,178	$1,178
Accrued expenses	123,954	185,395
Deferred revenue	-	39,857
Net liabilities from discontinued operations	$125,132	$226,430

Going Concern

The Company had a net loss of $948,871 and negative cash flows from operations of $598,772 for the three months ended March 31, 2013. While management expects operating trends to improve over the course of 2013, if the realization of the expected improvement fails to occur, it is possible the Company's ability to continue as a going concern may be contingent on securing additional debt or equity financing from outside investors. These matters raise substantial doubt about the Company's ability to continue as a going concern.

Management has continued to implement its business plan and funded operations by raising additional capital through the issuance of equity securities. During the three months ended March 31, 2013, the Company raised $565,000 in gross funding from Units (consisting of common shares and warrants) (See Note 10). To aid the fund-raising process, the Company on March 14, 2013, engaged Laidlaw & Company to raise up to $770,000 through the sale of additional Units. Subsequent to March 31, 2013, the Company raised an additional $600,328 in gross funding from the sale of Units (consisting of common stock and warrants). This concluded the raise of $4,637,328 of gross proceeds from September 2012 to April 2013. By discontinuing the Company's CLS component, which had low gross margins, management will concentrate its efforts on expanding its full-time, degree-seeking student programs, which have higher gross margins.

The consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1.Nature of Operations and Going Concern

Overview

Aspen Group, Inc. (together with its subsidiaries, the "Company" or "Aspen") was founded in Colorado in 1987 as the International School of Information Management. On September 30, 2004, it was acquired by Higher Education Management Group, Inc. ("HEMG") and changed its name to Aspen University Inc. On May 13, 2011, the Company formed a Colorado subsidiary, Aspen University Marketing, LLC, which was inactive and was formally dissolved on November 20, 2012. On March 13, 2012, the Company was recapitalized in a reverse merger (See Note 12). All references to the Company or Aspen before March 13, 2012 are to Aspen University, Inc.

On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Moreover, at the end of the 120-day period, the Company shall no longer be offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. Accordingly, the activities related to CLS (or the "Smart Home Integration Certificate" program) are treated as discontinued operations. As this component of the business was not sold, there was no gain or loss on the disposition of this component (see below "Discontinued Operations").

Aspen's mission is to become an institution of choice for adult learners by offering cost-effective, comprehensive, and relevant online education. One of the key differences between Aspen and other publicly-traded, exclusively online, for-profit universities is that approximately 87% of our degree-seeking students (as of December 31, 2012) were enrolled in graduate degree programs (Master or Doctorate degree program). Since 1993, we have been nationally accredited by the Distance Education and Training Council ("DETC"), a national accrediting agency recognized by the U.S. Department of Education (the "DOE").

Merger with Education Growth Corporation

On May 19, 2011, the Company closed an Agreement and Plan of Merger (the "Merger Agreement") wherein the Company acquired Education Growth Corporation, Inc. ("EGC"), a privately-held corporation formed in Delaware on January 21, 2011. EGC merged with and into Aspen University Inc. and Aspen University Inc. was the surviving corporation.

The consideration with respect to the merger with EGC consisted of 3,200,000 common shares of the Company. EGC was not an operating company and it did not meet the definition of a business for business combination accounting. EGC did possess intellectual property and, accordingly, the merger was accounted for as an asset acquisition. Since the stockholders of EGC acquired more than a 10% voting interest in the Company, the asset acquisition was accounted for in accordance with Staff Accounting Bulletin, Topic 5G, "Transfers of Nonmonetary Assets by Promoters or Shareholders". Accordingly, the assets acquired in the merger have been recorded at the transferors' historical cost basis determined under GAAP. The net purchase price, including acquisition costs paid, was allocated to assets acquired and liabilities assumed as follows:

Current assets (including cash of $3,200)	$3,200
Intangible assets	-
Liabilities assumed	-
Net purchase price	$3,200

Intangible assets acquired include a proprietary database of education-specific media publishers, a database of key words and performance metrics specific to the internet search channel of the education market, and a proprietary lead database processing architecture.

Discontinued Operations

As of March 31, 2013, the Company decided to discontinue business activities related to its "Certificate in Information Technology with a specialization in Smart Home Integration" program so that it may focus on growing its full-time, degree-seeking student programs, which have higher gross margins. On April 5, 2013, the Company gave 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011. Thus, as of August 3, 2013, the Company shall no longer be offering the "Certificate in Information Technology with a specialization in Smart Home Integration" program. The termination of the "Smart Home Integration Certificate" program qualifies as a discontinued operation and accordingly the Company has excluded results for this component from its continuing operations in the consolidated statements of operations for all periods presented. All relevant footnotes have been revised as applicable to conform to the discontinued operations presentation. The following table shows the results of the "Smart Home Integration Certificate" program component included in the income from discontinued operations:

	For the Year Ended
	December 31,
	2012	2011

Revenues	$2,332,283	$2,131,693

Costs and expenses:
Instructional costs and services	2,026,928	1,674,127
General and administrative	169,045	-
Total costs and expenses	2,195,973	1,674,127

Income from discontinued operations, net of income taxes	$136,310	$457,566

The major classes of assets and liabilities of discontinued operations on the balance sheets are as follows:

	December 31,
	2012	2011
Assets
Cash and cash equivalents	$67,750	$-
Accounts receivable, net of allowance of $169,045 and $0, respectively	322,026	632,135
Other current assets	3,438	-
Net assets from discontinued operations	$393,214	$632,135

Liabilities
Accounts payable	$1,178	$679,882
Accrued expenses	185,395	39,225
Deferred revenue	39,857	-
Net liabilities from discontinued operations	$226,430	$719,107

Going Concern

The Company had a net loss allocable to common stockholders of $6,048,113 and negative cash flows from operations of $4,522,710 for the year ended December 31, 2012. While management expects operating trends to improve over the course of 2013, the Company's ability to continue as a going concern is contingent on securing additional debt or equity financing from outside investors. These matters raise substantial doubt about the Company's ability to continue as a going concern.

Management plans to continue to implement its business plan and to fund operations by raising additional capital through the issuance of debt and equity securities. During 2012, the Company raised $5,778,000 in gross funding including: (i) $1,706,000 from the sale of convertible notes and warrants under the Laidlaw arrangement (See Note 9), (ii) $600,000 from the sale of convertible notes to the Company's chief executive officer (the "CEO") (See Notes 9 and 15), and (iii) $3,472,000 from Units (consisting of common shares and warrants) (See Note 12). Since the beginning of 2013, the Company has received an additional $565,000 in funding from the sale of Units (consisting of common stock and warrants). To aid the fund-raising process, the Company on March 14, 2013 engaged Laidlaw & Company to raise up to $770,000 through the sale of additional Units.

The consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
2. Significant Accounting Policies

Note 2. Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen Group, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts in the unaudited condensed consolidated financial statements. Actual results could differ from those estimates. Significant estimates in the accompanying unaudited condensed consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, amortization periods and valuation of software and courseware, valuation of stock-based compensation, the valuation of net assets and liabilities from discontinued operations and the valuation allowance on deferred tax assets.

Restricted Cash

Restricted cash represents amounts pledged as security for letters of credit for transactions involving Title IV programs. The Company considers $265,131 (includes accrued interest of $466) as restricted cash (shown as a current asset as of March 31, 2013) until such letter of credit expires on December 31, 2013. As of March 31, 2013, the account bears interest of 0.20%.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1 - Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2 - Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3 - Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Revenue Recognition and Deferred Revenue

Revenues consist primarily of tuition and fees derived from courses taught by the Company online as well as from related educational resources that the Company provides to its students, such as access to our online materials and learning management system. Tuition revenue is recognized pro-rata over the applicable period of instruction. The Company maintains an institutional tuition refund policy, which provides for all or a portion of tuition to be refunded if a student withdraws during stated refund periods. Certain states in which students reside impose separate, mandatory refund policies, which override the Company's policy to the extent in conflict. If a student withdraws at a time when a portion or none of the tuition is refundable, then in accordance with its revenue recognition policy, the Company recognizes as revenue the tuition that was not refunded. Since the Company recognizes revenue pro-rata over the term of the course and because, under its institutional refund policy, the amount subject to refund is never greater than the amount of the revenue that has been deferred, under the Company's accounting policies revenue is not recognized with respect to amounts that could potentially be refunded. The Company's educational programs have starting and ending dates that differ from its fiscal quarters. Therefore, at the end of each fiscal quarter, a portion of revenue from these programs is not yet earned and is therefore deferred. The Company also charges students annual fees for library, technology and other services, which are recognized over the related service period. Deferred revenue represents the amount of tuition, fees, and other student payments received in excess of the portion recognized as revenue and it is included in current liabilities in the accompanying consolidated balance sheets. Other revenues may be recognized as sales occur or services are performed.

Revenue Recognition and Deferred Revenue - Discontinued Operations

The Company enters into certain revenue sharing arrangements with consultants whereby the consultants will develop course content primarily for technology-related courses, recommend, but not select, faculty, lease equipment on behalf of the Company for instructional purposes for the on-site laboratory portion of distance learning courses and make introductions to corporate and government sponsoring organizations that provide students for the courses. The Company has evaluated ASC 605-45 "Principal Agent Considerations" and determined that there are more indicators than not that the Company is the primary obligor in the arrangements since the Company establishes the tuition, interfaces with the student or sponsoring organization, selects the faculty, is responsible for delivering the course, is responsible for issuing any degrees or certificates, and is responsible for collecting the tuition and fees. The gross tuition and fees are included in revenues while the revenue sharing payments are included in instructional costs and services, an operating expense. As a result of presenting this component as discontinued operations, the revenues are now included in income (loss) from discontinued operations, net of income taxes for all periods presented (See Note 1).

Reclassifications

Certain amounts in the accompanying unaudited condensed consolidated financial statements for the three months ended March 31, 2012 have been reclassified in order to conform to the March 31, 2013 presentation.

On the consolidated statements of operations, bad debt expense has been reclassified from instructional costs and services to general and administrative costs. The following table shows the reclassifications to the unaudited condensed consolidated statements of operations for the three months ended March 31, 2012.

	For the Three Months Ended March 31, 2012
		Reclassifications
			Discontinued
	As Previously	Bad Debt	Operations	As
	Reported	Expense	(See Note 1)	Reclassified

Costs and expenses:
Instructional costs and services	$904,697	$(32,955)	$(683,895)	$187,847
Marketing and promotional	437,305			437,305
General and administrative	1,719,326	32,955		1,752,281
Depreciation and amortization	89,749			89,749
Total costs and expenses	$3,151,077			$2,467,182

Net Loss Per Share

Net loss per common share is based on the weighted average number of common shares outstanding during each year. Options to purchase 7,353,667 and 2,070,000 common shares, warrants to purchase 8,063,665 and 493,500 common shares, and $800,000 and $650,000 of convertible debt (convertible into 1,357,143 and 951,126 common shares) were outstanding during the three months ended March 31, 2013 and 2012, respectively, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. The options, warrants and convertible debt are considered to be common stock equivalents and are only included in the calculation of diluted earnings per common share when their effect is dilutive.

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, which amends ASC Topic 350 to allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. An entity would not be required to determine the fair value of the indefinite-lived intangible unless the entity determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company has adopted this standard as of January 1, 2013.

We have implemented all new accounting standards that are in effect and that may impact our consolidated financial statements and do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our consolidated financial position or results of operations.

Note 2. Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen Group, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts in the unaudited condensed consolidated financial statements. Actual results could differ from those estimates. Significant estimates in the accompanying unaudited condensed consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, amortization periods and valuation of software and courseware, valuation of stock-based compensation, the valuation of net assets and liabilities from discontinued operations and the valuation allowance on deferred tax assets.

Restricted Cash

Restricted cash represents amounts pledged as security for letters of credit for transactions involving Title IV programs. The Company considers $265,131 (includes accrued interest of $466) as restricted cash (shown as a current asset as of March 31, 2013) until such letter of credit expires on December 31, 2013. As of March 31, 2013, the account bears interest of 0.20%.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1 - Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2 - Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3 - Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Revenue Recognition and Deferred Revenue

Revenues consist primarily of tuition and fees derived from courses taught by the Company online as well as from related educational resources that the Company provides to its students, such as access to our online materials and learning management system. Tuition revenue is recognized pro-rata over the applicable period of instruction. The Company maintains an institutional tuition refund policy, which provides for all or a portion of tuition to be refunded if a student withdraws during stated refund periods. Certain states in which students reside impose separate, mandatory refund policies, which override the Company's policy to the extent in conflict. If a student withdraws at a time when a portion or none of the tuition is refundable, then in accordance with its revenue recognition policy, the Company recognizes as revenue the tuition that was not refunded. Since the Company recognizes revenue pro-rata over the term of the course and because, under its institutional refund policy, the amount subject to refund is never greater than the amount of the revenue that has been deferred, under the Company's accounting policies revenue is not recognized with respect to amounts that could potentially be refunded. The Company's educational programs have starting and ending dates that differ from its fiscal quarters. Therefore, at the end of each fiscal quarter, a portion of revenue from these programs is not yet earned and is therefore deferred. The Company also charges students annual fees for library, technology and other services, which are recognized over the related service period. Deferred revenue represents the amount of tuition, fees, and other student payments received in excess of the portion recognized as revenue and it is included in current liabilities in the accompanying consolidated balance sheets. Other revenues may be recognized as sales occur or services are performed.

Revenue Recognition and Deferred Revenue - Discontinued Operations

The Company enters into certain revenue sharing arrangements with consultants whereby the consultants will develop course content primarily for technology-related courses, recommend, but not select, faculty, lease equipment on behalf of the Company for instructional purposes for the on-site laboratory portion of distance learning courses and make introductions to corporate and government sponsoring organizations that provide students for the courses. The Company has evaluated ASC 605-45 "Principal Agent Considerations" and determined that there are more indicators than not that the Company is the primary obligor in the arrangements since the Company establishes the tuition, interfaces with the student or sponsoring organization, selects the faculty, is responsible for delivering the course, is responsible for issuing any degrees or certificates, and is responsible for collecting the tuition and fees. The gross tuition and fees are included in revenues while the revenue sharing payments are included in instructional costs and services, an operating expense. As a result of presenting this component as discontinued operations, the revenues are now included in income (loss) from discontinued operations, net of income taxes for all periods presented (See Note 1).

Reclassifications

Certain amounts in the accompanying unaudited condensed consolidated financial statements for the three months ended March 31, 2012 have been reclassified in order to conform to the March 31, 2013 presentation.

On the consolidated statements of operations, bad debt expense has been reclassified from instructional costs and services to general and administrative costs. The following table shows the reclassifications to the unaudited condensed consolidated statements of operations for the three months ended March 31, 2012.

	For the Three Months Ended March 31, 2012
		Reclassifications
			Discontinued
	As Previously	Bad Debt	Operations	As
	Reported	Expense	(See Note 1)	Reclassified

Costs and expenses:
Instructional costs and services	$904,697	$(32,955)	$(683,895)	$187,847
Marketing and promotional	437,305			437,305
General and administrative	1,719,326	32,955		1,752,281
Depreciation and amortization	89,749			89,749
Total costs and expenses	$3,151,077			$2,467,182

Net Loss Per Share

Net loss per common share is based on the weighted average number of common shares outstanding during each year. Options to purchase 7,353,667 and 2,070,000 common shares, warrants to purchase 8,063,665 and 493,500 common shares, and $800,000 and $650,000 of convertible debt (convertible into 1,357,143 and 951,126 common shares) were outstanding during the three months ended March 31, 2013 and 2012, respectively, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. The options, warrants and convertible debt are considered to be common stock equivalents and are only included in the calculation of diluted earnings per common share when their effect is dilutive.

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, which amends ASC Topic 350 to allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. An entity would not be required to determine the fair value of the indefinite-lived intangible unless the entity determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company has adopted this standard as of January 1, 2013.

We have implemented all new accounting standards that are in effect and that may impact our consolidated financial statements and do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our consolidated financial position or results of operations.

Note 2. Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen Group, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements. Actual results could differ from those estimates. Significant estimates in the accompanying consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, amortization periods and valuation of courseware and software development costs, valuation of stock-based compensation, the valuation of net assets and liabilities from discontinued operations and the valuation allowance on deferred tax assets.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.

Restricted Cash

Restricted cash represents amounts pledged as security for letters of credit for transactions involving Title IV programs.

Consistent with the Higher Education Act, Aspen's certification to participate in Title IV programs terminated after closing of the reverse merger, and Aspen applied to DOE to reestablish its eligibility and certification to participate in the Title IV programs. However, in order to avoid significant disruption in disbursements of Title IV funds, the DOE may temporarily and provisionally certify an institution, like Aspen, that is seeking approval of a change in ownership under certain circumstances while the DOE reviews the institution's application. In response to DOE requests, the Company pledged a $105,865 letter of credit to the DOE on March 27, 2012 and on August 31, 2012, the Company pledged an additional $158,800 to the letter of credit and extended the due date to December 31, 2013. The Company considers $264,992 (includes accrued interest of $327) as restricted cash (shown as a current asset as of December 31, 2012) until such letter of credit expires. As of December 31, 2012, the account bears interest of 0.25%.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1 - Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2 - Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3 - Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Accounts Receivable and Allowance for Doubtful Accounts Receivable

Accounts receivable consist primarily of amounts due for tuition, technology fees and other fees for students who are in the course of completing a degree or certificate program. Students generally fund their education through personal funds, grants and/or loans under various DOE Title IV programs, or tuition assistance from military and corporate employers. Accounts receivable also includes secured amounts presented as non-current due from the sale of courseware to a former related party.

All students are required to select both a primary and secondary payment option with respect to amounts due to the Company for tuition, fees and other expenses. The most common payment option for the Company's students is personal funds or payment made on their behalf by an employer. In instances where a student selects financial aid as the primary payment option, he or she often selects personal cash as the secondary option. If a student who has selected financial aid as his or her primary payment option withdraws prior to the end of a course but after the date that the Company's institutional refund period has expired, the student will have incurred the obligation to pay the full cost of the course. If the withdrawal occurs before the date at which the student has earned 100% of his or her financial aid, the Company will have to return all or a portion of the funds to the DOE and the student will owe the Company all amounts incurred that are in excess of the amount of financial aid that the student earned and that the Company is entitled to retain. In this case, the Company must collect the receivable using the student's second payment option.

For accounts receivable from students, the Company records an allowance for doubtful accounts for estimated losses resulting from the inability, failure or refusal of its students to make required payments, which includes the recovery of financial aid funds advanced to a student for amounts in excess of the student's cost of tuition and related fees. The Company determines the adequacy of its allowance for doubtful accounts using a general reserve method based on an analysis of its historical bad debt experience, current economic trends, and the aging of the accounts receivable and student status. The Company applies reserves to its receivables based upon an estimate of the risk presented by the age of the receivables and student status. The Company writes off accounts receivable balances at the time the balances are deemed uncollectible. The Company continues to reflect accounts receivable with an offsetting allowance as long as management believes there is a reasonable possibility of collection.

For accounts receivable from primary payors other than students, the Company estimates its allowance for doubtful accounts by evaluating specific accounts where information indicates the customers may have an inability to meet financial obligations, such as bankruptcy proceedings and receivable amounts outstanding for an extended period beyond contractual terms. In these cases, the Company uses assumptions and judgment, based on the best available facts and circumstances, to record a specific allowance for those customers against amounts due to reduce the receivable to the amount expected to be collected. These specific allowances are re-evaluated and adjusted as additional information is received. The amounts calculated are analyzed to determine the total amount of the allowance. The Company may also record a general allowance as necessary.

Direct write-offs are taken in the period when the Company has exhausted its efforts to collect overdue and unpaid receivables or otherwise evaluate other circumstances that indicate that the Company should abandon such efforts.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Furniture and fixtures	7 years
Library (online)	3 years
Software	5 years
Vehicle	5 years

Costs incurred to develop internal-use software during the preliminary project stage are expensed as incurred. Internal-use software development costs are capitalized during the application development stage, which is after: (i) the preliminary project stage is completed; and (ii) management authorizes and commits to funding the project and it is probable the project will be completed and used to perform the function intended. Capitalization ceases at the point the software project is substantially complete and ready for its intended use, and after all substantial testing is completed. Upgrades and enhancements are capitalized if it is probable that those expenditures will result in additional functionality. Amortization is provided for on a straight-line basis over the expected useful life of five years of the internal-use software development costs and related upgrades and enhancements. When existing software is replaced with new software, the unamortized costs of the old software are expensed when the new software is ready for its intended use.

Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful lives of the assets.

Upon the retirement or disposition of property and equipment, the related cost and accumulated depreciation and amortization are removed and a gain or loss is recorded in the consolidated statements of operations. Repairs and maintenance costs are expensed in the period incurred.

Courseware

The Company records the costs of courseware in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 350 "Intangibles - Goodwill and Other".

Generally, costs of courseware are capitalized whereas costs for upgrades and enhancements are expensed as incurred. Courseware is stated at cost less accumulated amortization. Amortization is provided for on a straight-line basis over the expected useful life of five years.

Long-Lived Assets

The Company assesses potential impairment to its long-lived assets when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events and circumstances considered by the Company in determining whether the carrying value of identifiable intangible assets and other long-lived assets may not be recoverable include, but are not limited to: significant changes in performance relative to expected operating results, significant changes in the use of the assets, significant negative industry or economic trends, a significant decline in the Company's stock price for a sustained period of time, and changes in the Company's business strategy. An impairment loss is recorded when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds fair value and is recorded as a reduction in the carrying value of the related asset and an expense to operating results.

Leases

The Company enters into various lease agreements in conducting its business. At the inception of each lease, the Company evaluates the lease agreement to determine whether the lease is an operating or capital lease. Leases may contain initial periods of free rent and/or periodic escalations. When such items are included in a lease agreement, the Company records rent expense on a straight-line basis over the initial term of a lease. The difference between the rent payment and the straight-line rent expense is recorded as a deferred rent liability. The Company expenses any additional payments under its operating leases for taxes, insurance or other operating expenses as incurred.

Revenue Recognition and Deferred Revenue

Revenues consist primarily of tuition and fees derived from courses taught by the Company online as well as from related educational resources that the Company provides to its students, such as access to our online materials and learning management system. Tuition revenue is recognized pro-rata over the applicable period of instruction. The Company maintains an institutional tuition refund policy, which provides for all or a portion of tuition to be refunded if a student withdraws during stated refund periods. Certain states in which students reside impose separate, mandatory refund policies, which override the Company's policy to the extent in conflict. If a student withdraws at a time when a portion or none of the tuition is refundable, then in accordance with its revenue recognition policy, the Company recognizes as revenue the tuition that was not refunded. Since the Company recognizes revenue pro-rata over the term of the course and because, under its institutional refund policy, the amount subject to refund is never greater than the amount of the revenue that has been deferred, under the Company's accounting policies revenue is not recognized with respect to amounts that could potentially be refunded. The Company's educational programs have starting and ending dates that differ from its fiscal quarters. Therefore, at the end of each fiscal quarter, a portion of revenue from these programs is not yet earned and is therefore deferred. The Company also charges students annual fees for library, technology and other services, which are recognized over the related service period. Deferred revenue represents the amount of tuition, fees, and other student payments received in excess of the portion recognized as revenue and it is included in current liabilities in the accompanying consolidated balance sheets. Other revenues may be recognized as sales occur or services are performed.

Revenue Recognition and Deferred Revenue - Discontinued Operations

The Company enters into certain revenue sharing arrangements with consultants whereby the consultants will develop course content primarily for technology-related courses, recommend, but not select, faculty, lease equipment on behalf of the Company for instructional purposes for the on-site laboratory portion of distance learning courses and make introductions to corporate and government sponsoring organizations that provide students for the courses. The Company has evaluated ASC 605-45 "Principal Agent Considerations" and determined that there are more indicators than not that the Company is the primary obligor in the arrangements since the Company establishes the tuition, interfaces with the student or sponsoring organization, selects the faculty, is responsible for delivering the course, is responsible for issuing any degrees or certificates, and is responsible for collecting the tuition and fees. The gross tuition and fees are included in revenues while the revenue sharing payments are included in instructional costs and services, an operating expense. As a result of presenting this component as discontinued operations, the revenues are now included in income from discontinued operations, net of income taxes for all periods presented (See Note 1).

Instructional Costs and Services

Instructional costs and services consist primarily of costs related to the administration and delivery of the Company's educational programs. This expense category includes compensation for faculty and administrative personnel, costs associated with online faculty, technology license costs and costs associated with other support groups that provide services directly to the students.

Marketing and Promotional Costs

Marketing and promotional costs include compensation of personnel engaged in marketing and recruitment, as well as costs associated with purchasing leads, producing marketing materials, and advertising. Such costs are generally affected by the cost of advertising media and leads, the efficiency of the Company's marketing and recruiting efforts, compensation for the Company's enrollment personnel and expenditures on advertising initiatives for new and existing academic programs. Advertising costs consists primarily of marketing leads and other branding and promotional activities. Non-direct response advertising activities are expensed as incurred, or the first time the advertising takes place, depending on the type of advertising activity.

General and Administrative

General and administrative expenses include compensation of employees engaged in corporate management, finance, human resources, information technology, compliance and other corporate functions. General and administrative expenses also include professional services fees, bad debt expense related to accounts receivable, financial aid processing costs, non-capitalizable courseware and software costs, travel and entertainment expenses and facility costs.

Reclassifications

Certain amounts in the accompanying 2011 consolidated financial statements have been reclassified in order to conform to the December 31, 2012 presentation.

On the consolidated balance sheet, software has been reclassified to property and equipment.

On the consolidated statement of operations, bad debt expense, courseware development costs and financial aid processing costs have been reclassified from instructional costs and services to general and administrative costs. Consulting expense and training and seminars expense have been reclassified from marketing and promotional costs to general and administrative costs. The following tables show the reclassifications to the consolidated statements of operations for the year ended December 31, 2011.

	For the Year Ended December 31, 2011
		Reclassifications
					Financial	Training
				Courseware	Aid	and	Discontinued
	As Previously	Bad Debt	Consulting	Development	Processing	Seminars	Operations	As
	Reported	Expense	Expense	Costs	Costs	Expense	(See Note 1)	Reclassified

Costs and expenses:
Instructional costs and services	$2,493,341	$(21,200)		$(236,953)	$(35,154)		$(1,674,127)	$525,907
Marketing and promotional	1,181,558		$(658,832)			$(7,364)		515,362
General and administrative	2,634,453	21,200	658,832	236,953	35,154	7,364		3,593,956
Depreciation and amortization	264,082							264,082
Total costs and expenses	$6,573,434							$4,899,307

Income Taxes

The Company uses the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized. The Company has deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets are subject to periodic recoverability assessments. Realization of the deferred tax assets, net of deferred tax liabilities, is principally dependent upon achievement of projected future taxable income.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company accounts for uncertainty in income taxes using a two-step approach for evaluating tax positions. Step one, recognition, occurs when the Company concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. Step two, measurement, is only addressed if the position is more likely than not to be sustained. Under step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis, which is more likely than not to be realized upon ultimate settlement. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Stock-Based Compensation

Stock-based compensation expense is measured at the grant date fair value of the award and is expensed over the requisite service period. For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes option pricing model. Determining the fair value of stock-based awards at the grant date under this model requires judgment, including estimating volatility, employee stock option exercise behaviors and forfeiture rates. The assumptions used in calculating the fair value of stock-based awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the prorata compensation expense is adjusted accordingly until such time the non-employee award is fully vested, at which time the total compensation recognized to date shall equal the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient's performance is complete. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised.

Net Loss Per Share

Net loss per common share is based on the weighted average number of common shares outstanding during each year. Options to purchase 6,972,967 common shares, warrants to purchase 8,112,696 common shares, and $800,000 of convertible debt (convertible into 1,357,143 common shares) were outstanding during the year ended December 31, 2012, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. Warrants to purchase 456,000 common shares were outstanding during the year ended December 31, 2011, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. The options, warrants and convertible debt are considered to be common stock equivalents and are only included in the calculation of diluted earnings per common share when their effect is dilutive.

In addition to the above common stock equivalents, the Company had outstanding preferred shares (Series A through E) that were contingently convertible into common shares upon it becoming an SEC reporting company. There were an aggregate of 15,403,006 preferred shares contingently convertible into 13,677,274 common shares for the years ended December 31, 2011 that could have been potentially dilutive in the future. As a result of its merger with Aspen Group, Inc., on March 13, 2012 (the SEC Reporting Date), the Company became subject to SEC reporting requirements. Accordingly, all of the preferred shares were automatically converted into common shares on that date (See Notes 11 and 12).

Segment Information

The Company operates in one reportable segment as a single educational delivery operation using a core infrastructure that serves the curriculum and educational delivery needs of its online students regardless of geography. The Company's chief operating decision makers, its CEO and President, manage the Company's operations as a whole, and no revenue, expense or operating income information is evaluated by the chief operating decision makers on any component level.

Recent Accounting Pronouncements

In June 2011, the FASB, issued ASU 2011-05, which amends ASC Topic 220, Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The ASU does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-05 effective January 1, 2012, and such adoption did not have a material effect on the Company's financial statements.

In December 2011, the FASB issued ASU 2011-12, which amends ASC Topic 220, Comprehensive Income, to defer certain aspects of ASU 2011-05. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance, along with ASU 2011-05, on January 1, 2012, and such adoption did not have a material impact on the Company's financial statements.

In July 2012, the FASB issued ASU 2012-02, which amends ASC Topic 350 to allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. An entity would not be required to determine the fair value of the indefinite-lived intangible unless the entity determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company is evaluating the impact of this ASU and does not expect the adoption will have an impact on its consolidated results of operations or financial condition.

We have implemented all new accounting standards that are in effect and that may impact our consolidated financial statements and do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our consolidated financial position or results of operations.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
3. Accounts Receivable

Note 3. Accounts Receivable

Accounts receivable consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Accounts receivable	$275,206	$262,694
Less: Allowance for doubtful accounts	(35,535)	(47,595)
Accounts receivable, net	$239,671	$215,099

Bad debt expense was $133,907 and $21,200 for the years ended December 31, 2012 and 2011, respectively.

Secured Note and Accounts Receivable - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
4. Secured Note and Accounts Receivable-Related Parties

Note 3. Secured Note and Accounts Receivable - Related Parties

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 500,000 shares of the Company's common stock owned personally by the officer. The note along with accrued interest was due and payable on September 14, 2012. During the three months ended March 31, 2012, interest income of $594 was recognized on the note receivable. On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Note 11).

On March 30, 2008 and December 1, 2008, the Company sold courseware pursuant to marketing agreements to HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly. Under the marketing agreements, the receivables are due net 60 months. On September 16, 2011, HEMG pledged 772,793 Series C preferred shares (automatically converted to 654,850 common shares on March 13, 2012) of the Company as collateral for this account receivable. On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company's inability to engage Mr. Spada in good faith negotiations to increase HEMG's pledge, Michael Mathews, the Company's CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured - related party. On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default. On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada. Under the agreement, (a) the individual purchased and HEMG sold to the individual 400,000 common shares of the Company at $0.50 per share; (b) the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 common shares of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfilled their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 common shares of the Company on or before March 13, 2013; (d) HEMG agreed to not sell, pledge or otherwise transfer 142,500 common shares of the Company pending resolution of a dispute regarding the Company's claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares and a stockholder did not receive 11,000 common shares of the Company owed to him as a result of a stock dividend; and (e) the Company waived any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014. As of September 30, 2012, third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a Unit private placement that equates to approximately $0.35 per common share, the value of the aforementioned collateral decreased. Accordingly, as of December 31, 2012, the Company has recognized an allowance of $502,315 for this account receivable. As of March 31, 2013 and December 31, 2012, the balance of the account receivable, net of allowance, was $270,478, based on continuing private placement sales equating to approximately $0.35 per share, and is shown as accounts receivable, secured - related party, net (See Note 11).

Note 4. Secured Accounts and Notes Receivable - Related Parties

On September 21, 2011, the Company loaned $238,210 to its CEO in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 40,000 shares of common stock of interclick, Inc. (a publicly-traded company) owned personally by the CEO. The note along with accrued interest was due and payable on June 21, 2012. For the year ended December 31, 2011, interest income of $1,867 was recognized. On December 20, 2011, the note along with accrued interest of $1,867 was paid in full (See Note 15).

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 500,000 shares of the Company's common stock owned personally by the officer. The note along with accrued interest was due and payable on September 14, 2012. During the year ended December 31, 2011, interest income of $210 was recognized on the note receivable and is included in other current assets. As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term. During the year ended December 31, 2012, interest income of $594 was recognized on the note receivable. On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Note 15).

On March 30, 2008 and December 1, 2008, the Company sold courseware pursuant to marketing agreements to HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly. Under the marketing agreements, the receivables are due net 60 months. On September 16, 2011, HEMG pledged 772,793 Series C preferred shares (automatically converted to 654,850 common shares on March 13, 2012) of the Company as collateral for this account receivable. On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company's inability to engage Mr. Spada in good faith negotiations to increase HEMG's pledge, Michael Mathews, the Company's CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured - related party. On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default. On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada. Under the agreement, (a) the individual purchased and HEMG sold to the individual 400,000 common shares of the Company at $0.50 per share; (b) the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 common shares of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfilled their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 common shares of the Company on or before March 13, 2013; (d) HEMG agreed to not sell, pledge or otherwise transfer 142,500 common shares of the Company pending resolution of a dispute regarding the Company's claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares and a stockholder did not receive 11,000 common shares of the Company owed to him as a result of a stock dividend; and (e) the Company waived any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014. As of September 30, 2012, third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share), the value of the aforementioned collateral decreased. Accordingly, as of December 31, 2012, the Company has recognized an allowance of $502,315 for this account receivable. As of December 31, 2012 and 2011, the balance of the account receivable, net of allowance, was $270,478 and $772,793 and is shown as accounts receivable, secured - related party, net (See Notes 12 and 15).

Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and equipment:
5. Property and Equipment

Note 4. Property and Equipment

Property and equipment consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Call center	$121,313	$121,313
Computer and office equipment	61,037	45,718
Furniture and fixtures	32,914	11,336
Library (online)	100,000	100,000
Software	1,491,035	1,388,824
	1,806,299	1,667,191
Accumulated depreciation and amortization	(541,216)	(455,871)
Property and equipment, net	$1,265,083	$1,211,320

Depreciation and amortization expense for the three months ended March 31, 2013 and 2012 was $85,345 and $53,511, respectively. Accumulated depreciation amounted to $541,216 and $455,871 as of March 31, 2013 and December 31, 2012, respectively.

Amortization expense for software, included in the above amounts, for the three months ended March 31, 2013 and 2012 was $74,552 and $46,373, respectively. Software consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Software	$1,491,035	$1,388,824
Accumulated amortization	(361,296)	(286,744)
Software, net	$1,129,739	$1,102,080

The following is a schedule of estimated future amortization expense of software at March 31, 2013:

Year Ending December 31,
2013	$223,655
2014	298,207
2015	298,207
2016	237,917
2017	71,753
Total	$1,129,739

Note 5. Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Call center	$121,313	$121,313
Computer and office equipment	45,718	38,577
Furniture and fixtures	11,336	-
Library (online)	100,000	100,000
Software	1,388,824	927,455
Vehicle	-	39,736
	1,667,191	1,227,081
Accumulated depreciation and amortization	(455,871)	(229,972)
Property and equipment, net	$1,211,320	$997,109

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was $256,363 and $85,662, respectively. Accumulated depreciation amounted to $455,871 and $229,972 as of December 31, 2012 and 2011, respectively.

Amortization expense for software, included in the above amounts, for the years ended December 31, 2012 and 2011 was $226,454 and $60,290, respectively. Software consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Software	$1,388,824	$927,455
Accumulated amortization	(286,744)	(60,290)
Software, net	$1,102,080	$867,165

The following is a schedule of estimated future amortization expense of software at December 31, 2012:

Year Ending December 31,
2013	$277,765
2014	277,765
2015	277,765
2016	217,474
2017	51,311
Total	$1,102,080

Courseware	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
6. Courseware

Note 5. Courseware

Courseware costs capitalized were $0 and $3,200 for the three months ended March 31, 2013 and 2012, respectively.

Courseware consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Courseware	$2,097,538	$2,097,538
Accumulated amortization	(1,878,979)	(1,843,967)
Courseware, net	$218,559	$253,571

Amortization expense of courseware for the three months ended March 31, 2013 and 2012 was $35,012 and $36,238, respectively.

The following is a schedule of estimated future amortization expense of courseware at March 31, 2013:

Year Ending December 31,
2013	$85,808
2014	77,757
2015	39,616
2016	12,738
2017	2,640
Total	$218,559

Note 6. Courseware

Courseware costs capitalized were $25,300 and $54,090 for the years ended December 31, 2012 and 2011, respectively.

Courseware consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Courseware	$2,097,538	$2,072,238
Accumulated amortization	(1,843,967)	(1,702,407)
Courseware, net	$253,571	$369,831

Amortization expense of courseware for the years ended December 31, 2012 and 2011 was $141,560 and $178,420, respectively.

The following is a schedule of estimated future amortization expense of courseware at December 31, 2012:

Year Ending December 31,
2013	$120,819
2014	77,757
2015	39,616
2016	12,738
2017	2,641
Total	$253,571

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
7. Accrued Expenses

Accrued expenses consisted of the following at December 31, 2012 and December 31, 2011:

	December 31,
	2012	2011

Accrued compensation	$50,923	$33,930
Accrued settlement payable	-	40,000
Other accrued expenses	24,989	54,373
Accrued expenses	$75,912	$128,303

Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
8. Loans Payable

Note 6. Loans Payable

During 2009, the Company received advances aggregating $200,000 from three individuals. Of the total funds received, $50,000 was received from a related party. From the date the funds were received through the date the loans were converted into convertible promissory notes payable, the loans were non-interest bearing demand loans and, therefore, no interest expense was recognized or due. In February 2012, the Company converted the loans into long-term convertible notes payable (See Notes 7 and 12).

Note 8. Loans Payable

During 2009, the Company received advances aggregating $200,000 from three individuals. Of the total funds received, $50,000 was received from a related party. From the date the funds were received through the date the loans were converted into convertible promissory notes payable, the loans were non-interest bearing demand loans and, therefore, no interest expense was recognized or due. As of December 31, 2011, the entire balance of the loans payable is included in long-term liabilities as the Company, in February 2012, has converted the loans into long-term convertible notes payable (See Notes 9 and 15).

Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
9. Notes Payable

Note 7. Convertible Notes Payable

As part of the recapitalization that occurred on March 13, 2012, the Company assumed from the public entity an aggregate of $20,000 of convertible notes bearing interest at 10% per annum. Each note holder had the right to convert all or a portion of the principal amount of the note into shares of the Company's common stock at the conversion price of the next equity offering of the Company. The notes meet the criteria of stock settled debt under ASC 480, "Distinguishing Liabilities from Equity", and accordingly were presented at their fixed monetary amount of $20,000. The convertible notes were past due as of the date of assumption and, accordingly, the Company was in default. In April 2012, the convertible notes payable of $20,000 were converted into 20,000 common shares of the Company and, accordingly, the default was cured.

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum. Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates. As these loans (now convertible promissory notes) are due in February 2014, they have been included in current liabilities as of March 31, 2012 and long-term liabilities as of December 31, 2012 (See Notes 6 and 11).

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. There was no accounting effect for these two modifications (See Note 11).

On February 29, 2012 (the "Effective Date"), the Company retained the investment bank of Laidlaw & Company (UK) Ltd. ("Laidlaw") on an exclusive basis for the purpose of raising up to $6,000,000 (plus up to an additional $1,200,000 million to cover over-allotments at the option of Laidlaw) through two successive best-efforts private placements of the Company's securities following the reverse merger. Each Unit in the Phase One financing consisted of: (i) senior secured convertible notes (the "Convertible Notes"), bearing 10% interest, convertible into the Company's common shares at the lower of (a) $1.00 or (b) 95% of the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note and (ii) five-year warrant to purchase that number of the Company's common shares equal to 25% of the number of shares issuable upon conversion of the Convertible Notes. As of June 30, 2012, the Company, without the assistance of any broker-dealer, raised $150,000 from the sale of 3.0 Units. Laidlaw raised $1,289,527 (net of debt issuance costs of $266,473) from the sale of 31.12 Units (including Convertible Notes payable and an estimated 389,000 warrants). Mandatory conversion was to occur on the initial closing of the Phase Two financing, which occurred September 28, 2012. The Convertible Notes (as extended) had a maturity date of September 30, 2012, carried provisions for price protection and contained registration rights. For the Phase One financing, Laidlaw received a cash fee of 10% of aggregate funds raised along with a five-year warrant (the "Laidlaw Warrant") equal to 10% of the common stock reserved for issuance in connection with the Units. Separately, Laidlaw required an activation fee of $25,000. The Phase Two financing consisted of units offered at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share. The Convertible Notes embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares. As a result of proceeds received on September 28, 2012 in the Phase Two financing, all of the $1,706,000 (face value) of Convertible Notes were automatically converted into 5,130,795 common shares at the contractual rate of $0.3325 per share. Moreover, due to price protection, the exercise price of the warrants to acquire 426,500 common shares that had been issued along with the convertible notes changed from $1.00 per share to $0.3325 per share. In addition, 202,334 common shares and 50,591 five-year warrants exercisable at $0.3325 per share were issued to settle $67,276 of accrued interest on the aforementioned Convertible Notes. Accordingly, a loss of $3,339 was recognized in general and administrative expenses upon settlement.

As of March 31, 2013, the aggregate amount of convertible notes payable outstanding was $800,000, of which $200,000 is included in current liabilities and $600,000 is included in long-term liabilities. As of March 31, 2013, the convertible notes embedded conversion options were still not accounted for as bifurcated derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market.

Note 9. Notes Payable

Notes Payable - Related Party

In June 2009, the Company borrowed an aggregate of $45,000 from an individual, who was an officer of the Company at that time, in exchange for notes payable bearing interest at 18% per annum. The notes were due in October 2009 and became demand notes at that time. During the year ended December 31, 2011, interest expense of $2,393 was recognized on the notes. During the year ended December 31, 2011, the remaining principal balance of $25,000 due on the notes payable was repaid and no further amount is due (See Note 15).

During April 2012, the Company received $22,000 from a director of the Company in exchange for a note payable bearing interest of 10%, due on demand. On November 21, 2012, the director forgave a $22,000 note receivable from the Company in exchange for 62,857 five-year vested non-Plan stock options exercisable at $0.35 per share. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options (See Notes 12, 15 and 16).

Convertible Notes Payable

On March 6, 2011, the Company authorized the issuance of up to $350,000 of convertible notes that were convertible into Series B preferred shares at $0.95 per share, bearing interest of 6% per annum. The notes were convertible beginning after the closing of the EGC Merger (See Note 1). As of May 13, 2011, the Company had received an aggregate of $328,000 (of which $73,000 was received from related parties) from the sale of convertible notes. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record. In addition, the Company issued an aggregate of $22,000 (of which $16,000 was to related parties) of convertible notes for services rendered. In May 2011, $350,000 of the convertible notes were converted into 368,411 Series B preferred shares (See Notes 12 and 15).

As part of the recapitalization that occurred on March 13, 2012, the Company assumed from the public entity an aggregate of $20,000 of convertible notes bearing interest at 10% per annum. Each note holder had the right to convert all or a portion of the principal amount of the note into shares of the Company's common stock at the conversion price of the next equity offering of the Company. The notes meet the criteria of stock settled debt under ASC 480, "Distinguishing Liabilities from Equity", and accordingly were presented at their fixed monetary amount of $20,000. The convertible notes were past due as of the date of assumption and, accordingly, the Company was in default. In April 2012, the convertible notes payable of $20,000 were converted into 20,000 common shares of the Company and, accordingly, the default was cured (See Note 12).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum. Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates. As these loans (now convertible promissory notes) are not due for at least 12 months after the balance sheet, they have been included in long-term liabilities as of December 31, 2012 (See Notes 8 and 15).

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. There was no accounting effect for these two modifications (See Note 15).

On February 29, 2012 (the "Effective Date"), the Company retained the investment bank of Laidlaw & Company (UK) Ltd. ("Laidlaw") on an exclusive basis for the purpose of raising up to $6,000,000 (plus up to an additional $1,200,000 million to cover over-allotments at the option of Laidlaw) through two successive best-efforts private placements of the Company's securities following the reverse merger. Each Unit in the Phase One financing consisted of: (i) senior secured convertible notes (the "Convertible Notes"), bearing 10% interest, convertible into the Company's common shares at the lower of (a) $1.00 or (b) 95% of the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note and (ii) five-year warrant to purchase that number of the Company's common shares equal to 25% of the number of shares issuable upon conversion of the Convertible Notes. As of June 30, 2012, the Company, without the assistance of any broker-dealer, raised $150,000 from the sale of 3.0 Units. Laidlaw raised $1,289,527 (net of debt issuance costs of $266,473) from the sale of 31.12 Units (including Convertible Notes payable and an estimated 389,000 warrants). Mandatory conversion was to occur on the initial closing of the Phase Two financing, which occurred September 28, 2012. The Convertible Notes (as extended) had a maturity date of September 30, 2012, carried provisions for price protection and contained registration rights. For the Phase One financing, Laidlaw received a cash fee of 10% of aggregate funds raised along with a five-year warrant (the "Laidlaw Warrant") equal to 10% of the common stock reserved for issuance in connection with the Units. Separately, Laidlaw required an activation fee of $25,000. The Phase Two financing consisted of units offered at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share. The Convertible Notes embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares. As a result of proceeds received on September 28, 2012 in the Phase Two financing, all of the $1,706,000 (face value) of Convertible Notes were automatically converted into 5,130,795 common shares at the contractual rate of $0.3325 per share. Moreover, the warrants issuable upon conversion of the convertible notes became fixed and determinable and caused to be outstanding 1,282,674 warrants (includes an additional 856,174 warrants due to price protection provisions) to acquire common shares at $0.3325 per share. In addition, 202,334 common shares and 50,591 five-year warrants exercisable at $0.3325 per share were issued to settle $67,276 of accrued interest on the aforementioned Convertible Notes. Accordingly, a loss of $3,339 was recognized in general and administrative expenses upon settlement (See Note 12).

On May 1, 2012, the Company issued a convertible note payable to a consultant in the amount of $49,825 in exchange for past services rendered, of which $38,175 pertains to the nine months ended September 30, 2012. The note bore interest at 0.19% per annum, had a maturity date of September 30, 2012, and was convertible into the Company's common shares at the lower (a) $1.00 or (b) the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note. The convertible note embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares. As a result of the private placement closing on September 28, 2012, the $49,825 (face value) convertible note was automatically converted into 142,357 common shares at the contractual rate of $0.35 per share. In addition, 112 common shares were issued to settle $39 of accrued interest on the aforementioned convertible note. No gain or loss was recognized upon settlement (See Note 12).

On August 14, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note, payable on demand, bearing interest at 5% per annum. The note is convertible into common shares of the Company at the rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit). The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014 (See Note 15).

As of December 31, 2012, the convertible notes embedded conversion options were still not accounted for as bifurcated derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market.

Notes payable consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5% [A]	$300,000	$-

Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19% [A]	300,000	-

Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014	100,000	-

Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014	50,000	-

Note payable - related party originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014	50,000	-

Note payable for vehicle, 72 monthly payments of $618; interest at 8.4% through March 2014	-	15,151
Total	800,000	15,151
Less: Current maturities (notes payable)	-	(6,383)
Less: Current maturities (convertible notes payable)	-	-
Subtotal	800,000	8,768
Less: amount due after one year for notes payable	-	(8,768)
Amount due after one year for convertible notes payable	$800,000	$-

-------

[A] - effective September 4, 2012, note amended to provide a maturity date of August 31, 2013.
Effective December 17, 2012, note amended to provide a maturity date of August 31, 2014.

Future maturities of notes payable are as follows:

Year Ending December 31,
2013	$-
2014	800,000
$800,000

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
10. Commitments and Contingencies

Note 8. Commitments and Contingencies

Line of Credit

The Company maintains a line of credit with a bank, up to a maximum credit line of $250,000. The line of credit bears interest equal to the prime rate plus 0.50% (overall interest rate of 3.75% at March 31, 2013). The line of credit requires minimum monthly payments consisting of interest only. The line of credit is secured by all business assets, inventory, equipment, accounts, general intangibles, chattel paper, documents, instruments and letter of credit rights of the Company. The line of credit is for an unspecified time until the bank notifies the Company of the Final Availability Date, at which time payments on the line of credit become the sum of: (a) accrued interest and (b) 1/60th of the unpaid principal balance immediately following the Final Availability Date, which equates to a five-year payment period. During February 2013, the Company repaid $250,000 on the line of credit. At the end of March 2013, the Company drew $250,000 and was charged the $250 annual fee on the line of credit. The balance due on the line of credit as of March 31, 2013 was $250,250. Since the earliest the line of credit is due and payable is over a five year period and the Company believes that it could obtain a comparable replacement line of credit elsewhere, the entire line of credit is included in long-term liabilities. The unused amount under the line of credit available to the Company at March 31, 2013 was $0.

Employment Agreements

From time to time, the Company enters into employment agreements with certain of its employees. These agreements typically include bonuses, some of which are performance-based in nature. As of March 31, 2013, the Company had entered into four employment agreements whereby the Company is obligated to pay an annual performance bonus ranging from 50% to 100% of the employee's base salary based upon the achievement of pre-established milestones. Such annual bonuses are to be paid one-half in cash and the remainder in common shares of the Company. As of March 31, 2013, no performance bonuses have been earned and any guaranteed bonuses under the employment agreements have been waived.

Legal Matters

On February 11, 2013, HEMG and Mr. Spada sued us, certain senior management members and our directors in state court in New York seeking damages arising from losses and other matters incurred in the operation of the Company's business since May 2011, our filings with the SEC and the DOE where we stated that HEMG and Mr. Spada borrowed $2.2 million without board authority and our failure to use our best efforts to purchase certain shares of common stock from HEMG following an April 2012 agreement. In response to a motion to dismiss filed by the defendants, the plaintiffs recently filed an amended complaint. While we have been advised by our counsel that the lawsuit is baseless, we cannot assure you that we will be successful. Defending the litigation will be expensive and divert our management from the Company's business. If we are unsuccessful, the damages we pay may be material, although some of the claims are derivative in which relief is sought on behalf of the Company against the individual defendants.

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of March 31, 2013, there were no other pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations and there are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.

Regulatory Matters

The Company's subsidiary, Aspen University Inc. ("Aspen University"), is subject to extensive regulation by Federal and State governmental agencies and accrediting bodies. In particular, the Higher Education Act (the "HEA") and the regulations promulgated thereunder by the DOE subject Aspen University to significant regulatory scrutiny on the basis of numerous standards that schools must satisfy to participate in the various types of federal student financial assistance programs authorized under Title IV of the HEA. Aspen University has had provisional certification to participate in the Title IV programs. That provisional certification imposes certain regulatory restrictions including, but not limited to, a limit of 1,200 student recipients for Title IV funding for the duration of the provisional certification. During 2011, Aspen University's provisional certification was scheduled to expire, but Aspen University timely filed its application for recertification with the DOE, which extended the term of Aspen University's certification to September 30, 2013. The provisional certification restrictions continue with regard to Aspen University's participation in Title IV programs.

To participate in the Title IV programs, an institution must be authorized to offer its programs of instruction by the relevant agencies of the State in which it is located, and since July 2011, potentially in the States where an institution offers postsecondary education through distance education. In addition, an institution must be accredited by an accrediting agency recognized by the DOE and certified as eligible by the DOE. The DOE will certify an institution to participate in the Title IV programs only after the institution has demonstrated compliance with the HEA and the DOE's extensive academic, administrative, and financial regulations regarding institutional eligibility and certification. An institution must also demonstrate its compliance with these requirements to the DOE on an ongoing basis. Aspen University performs periodic reviews of its compliance with the various applicable regulatory requirements. As Title IV funds received in fiscal 2012 represented approximately 18% of the Company's cash revenues (including revenues from discontinued operations), as calculated in accordance with Department of Education guidelines, the loss of Title IV funding would have a material effect on the Company's future financial performance.

On March 27, 2012 and on August 31, 2012, Aspen University provided the DOE with letters of credit for which the due date was extended to December 31, 2013. The DOE may impose additional or different terms and conditions in any final provisional program participation agreement that it may issue (See Note 2 "Restricted Cash").

The HEA requires accrediting agencies to review many aspects of an institution's operations in order to ensure that the education offered is of sufficiently high quality to achieve satisfactory outcomes and that the institution is complying with accrediting standards. Failure to demonstrate compliance with accrediting standards may result in the imposition of probation, the requirements to provide periodic reports, the loss of accreditation or other penalties if deficiencies are not remediated.

Because Aspen University operates in a highly regulated industry, it may be subject from time to time to audits, investigations, claims of noncompliance or lawsuits by governmental agencies or third parties, which allege statutory violations, regulatory infractions or common law causes of action.

Return of Title IV Funds

An institution participating in Title IV programs must correctly calculate the amount of unearned Title IV program funds that have been disbursed to students who withdraw from their educational programs before completion and must return those unearned funds in a timely manner, generally within 45 days of the date the school determines that the student has withdrawn. Under Department regulations, failure to make timely returns of Title IV program funds for 5% or more of students sampled on the institution's annual compliance audit in either of its two most recently completed fiscal years can result in the institution having to post a letter of credit in an amount equal to 25% of its required Title IV returns during its most recently completed fiscal year. If unearned funds are not properly calculated and returned in a timely manner, an institution is also subject to monetary liabilities or an action to impose a fine or to limit, suspend or terminate its participation in Title IV programs.

Delaware Approval to Confer Degrees

Aspen University is a Delaware corporation. Delaware law requires an institution to obtain approval from the Delaware Department of Education ("Delaware DOE") before it may incorporate with the power to confer degrees. On July 3, 2012, Aspen University received notice from the Delaware DOE that it is granted provisional approval status effective until June 30, 2015. Aspen University is authorized by the Colorado Commission on Education to operate in Colorado as a degree granting institution.

Letter of Credit

The Company maintains a letter of credit under a DOE requirement (See Note 2 "Restricted Cash").

Note 10. Commitments and Contingencies

Line of Credit

The Company maintains a line of credit with a bank, up to a maximum credit line of $250,000. The line of credit bears interest equal to the prime rate plus 0.50% (overall interest rate of 3.75% at December 31, 2012). The line of credit requires minimum monthly payments consisting of interest only. The line of credit is secured by all business assets, inventory, equipment, accounts, general intangibles, chattel paper, documents, instruments and letter of credit rights of the Company. The line of credit is for an unspecified time until the bank notifies the Company of the Final Availability Date, at which time payments on the line of credit become the sum of: (a) accrued interest and (b) 1/60th of the unpaid principal balance immediately following the Final Availability Date, which equates to a five-year payment period. The balance due on the line of credit as of December 31, 2012 was $250,000. Since the earliest the line of credit is due and payable is over a five year period and the Company believes that it could obtain a comparable replacement line of credit elsewhere, the entire line of credit is included in long-term liabilities. The unused amount under the line of credit available to the Company at December 31, 2012 was $0 (See Note 16).

Operating Leases

The Company leases office space for its corporate headquarters in New York, New York on a month-to-month basis with monthly rent payments of $4,200 per month.

The Company leases office space for its Denver, Colorado location under a seven-year lease agreement commencing September 15, 2008. The operating lease granted four initial months of free rent and had a base monthly rent of $6,526 commencing January 15, 2009. Thereafter, the monthly rent escalates 2.5% annually over the base year.

On October 4, 2012, the Company entered into a three-year lease agreement for its call center in Scottsdale, Arizona. The Company occupied temporary space at this location until moving into the leased space on February 1, 2013, the commencement date of the lease. The lease requires rent payments of $4,491 per month during months 4 through 12, $4,601 per month during the second year, and $4,710 per month during the third year.

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012:

Year Ending December 31,
2013	$56,979
2014	141,274
2015	144,550
2016	64,780
Total minimum payments required	$407,583

Rent expense was $140,783 and $114,511 for the years ended December 31, 2012 and 2011, respectively.

Employment Agreements

From time to time, the Company enters into employment agreements with certain of its employees. These agreements typically include bonuses, some of which are performance-based in nature. As of December 31, 2012, the Company had entered into five employment agreements whereby the Company is obligated to pay an annual performance bonus ranging from 50% to 100% of the employee's base salary based upon the achievement of pre-established milestones. Such annual bonuses are to be paid one-half in cash and the remainder in common shares of the Company. As of December 31, 2012, no performance bonuses have been earned.

Consulting Agreement

On September 16, 2011, the Company entered into a two-year consulting agreement with the former Chairman of the Company in which the Company was obligated to pay $11,667 per month. On September 28, 2011, the Company prepaid 13 months of the consulting agreement, or $151,667, which was then amortized until December 31, 2011, at which time the consulting agreement was terminated and the remaining unamortized prepaid expense was recognized immediately as consulting expense. No additional amounts are due under the consulting agreement (See Note 15).

On October 1, 2012, the Company retained two investor relations firms agreeing to pay one firm $50,000 a year for two years and issuing it 200,000 shares of common stock, having a fair value of $70,000 based on recent sales of Units. The second firm was retained for one year with a fee of $5,000 per month. The second firm also received 100,000 shares of common stock and 100,000 five-year warrants exercisable at $0.60 per share, having a fair value of $43,000 based on recent sale of Units (See Note 12).

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of December 31, 2012, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations and there are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest (See Note 16).

Regulatory Matters

The Company's subsidiary, Aspen University Inc. ("Aspen University"), is subject to extensive regulation by Federal and State governmental agencies and accrediting bodies. In particular, the Higher Education Act (the "HEA") and the regulations promulgated thereunder by the DOE subject Aspen University to significant regulatory scrutiny on the basis of numerous standards that schools must satisfy to participate in the various types of federal student financial assistance programs authorized under Title IV of the HEA. Aspen University has had provisional certification to participate in the Title IV programs. That provisional certification imposes certain regulatory restrictions including, but not limited to, a limit of 1,200 student recipients for Title IV funding for the duration of the provisional certification. During 2011, Aspen University's provisional certification was scheduled to expire, but Aspen University timely filed its application for recertification with the DOE, which extended the term of Aspen University's certification to September 30, 2013. The provisional certification restrictions continue with regard to Aspen University's participation in Title IV programs.

To participate in the Title IV programs, an institution must be authorized to offer its programs of instruction by the relevant agencies of the State in which it is located, and since July 2011, potentially in the States where an institution offers postsecondary education through distance education. In addition, an institution must be accredited by an accrediting agency recognized by the DOE and certified as eligible by the DOE. The DOE will certify an institution to participate in the Title IV programs only after the institution has demonstrated compliance with the HEA and the DOE's extensive academic, administrative, and financial regulations regarding institutional eligibility and certification. An institution must also demonstrate its compliance with these requirements to the DOE on an ongoing basis. Aspen University performs periodic reviews of its compliance with the various applicable regulatory requirements. As Title IV funds received in 2012 represented approximately 18% of the Company's cash revenues, as calculated in accordance with Department of Education guidelines, the loss of Title IV funding would have a material effect on the Company's future financial performance.

On March 27, 2012 and on August 31, 2012, Aspen University provided the DOE with letters of credit for which the due date was extended to December 31, 2013. The DOE may impose additional or different terms and conditions in any final provisional program participation agreement that it may issue (See Note 2 "Restricted Cash").

The HEA requires accrediting agencies to review many aspects of an institution's operations in order to ensure that the education offered is of sufficiently high quality to achieve satisfactory outcomes and that the institution is complying with accrediting standards. Failure to demonstrate compliance with accrediting standards may result in the imposition of probation, the requirements to provide periodic reports, the loss of accreditation or other penalties if deficiencies are not remediated.

Because Aspen University operates in a highly regulated industry, it may be subject from time to time to audits, investigations, claims of noncompliance or lawsuits by governmental agencies or third parties, which allege statutory violations, regulatory infractions or common law causes of action.

Return of Title IV Funds

An institution participating in Title IV programs must correctly calculate the amount of unearned Title IV program funds that have been disbursed to students who withdraw from their educational programs before completion and must return those unearned funds in a timely manner, generally within 45 days of the date the school determines that the student has withdrawn. Under Department regulations, failure to make timely returns of Title IV program funds for 5% or more of students sampled on the institution's annual compliance audit in either of its two most recently completed fiscal years can result in the institution having to post a letter of credit in an amount equal to 25% of its required Title IV returns during its most recently completed fiscal year. If unearned funds are not properly calculated and returned in a timely manner, an institution is also subject to monetary liabilities or an action to impose a fine or to limit, suspend or terminate its participation in Title IV programs.

Delaware Approval to Confer Degrees

Aspen University is a Delaware corporation. Delaware law requires an institution to obtain approval from the Delaware Department of Education ("Delaware DOE") before it may incorporate with the power to confer degrees. On July 3, 2012, Aspen University received notice from the Delaware DOE that it is granted provisional approval status effective until June 30, 2015. Aspen University is authorized by the Colorado Commission on Education to operate in Colorado as a degree granting institution.

Unauthorized Borrowings

During 2005 through 2011, the Company advanced funds without board authority to both Patrick Spada (former Chairman of the Company) and HEMG, of which Patrick Spada is President. The amount of unauthorized borrowings during the year ended December 31, 2011 was $14,876, which has been expensed as a loss due to unauthorized borrowing, a non-operating item (See Note 15).

Letter of Credit

The Company maintains a letter of credit under a DOE requirement (See Note 2 "Restricted Cash").

Temporary Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
11. Temporary Equity

Note 9. Temporary Equity

Prior to their conversion to common shares on March 13, 2012, the Series A, Series D and Series E preferred shares were classified as temporary equity. During 2012 through March 13, 2012, the preferred shares accumulated additional dividends of $37,379 and as of March 13, 2012, total cumulative preferred dividends were $124,705. On March 13, 2012, all preferred shares were automatically converted into common shares and, based on the terms of the preferred shares, none of the cumulative dividends shall ever be paid (See Note 10).

Note 11. Temporary Equity

During 2011, the Company sold an aggregate of 850,395 Series A preferred shares in exchange for cash proceeds of $809,900 (of which $230,000 was received from then related parties). The Series A shares had the following features: (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the "SEC Reporting Date"); (iii) a conversion ratio of 1 share of common for each share of Series A; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; (v) until the SEC Reporting Date, price protection should any common stock or equivalents be issued with a lower conversion ratio; (vi) 5% cumulative accruing dividends whether or not declared (payable only upon redemption per vii); and (vii) shall be redeemed by the Company if: (a) Michael Mathews is no longer the CEO, or (b) the SEC Reporting Date does not occur on or before January 31, 2012 (on February 29, 2012, this was extended to March 15, 2012), but (c) only to the extent the Company has EBITDA. During the year ended December 31, 2011, cumulative dividend on the Series A preferred shares amounted to $34,500 (See Note 15).

During 2011, the Company sold an aggregate of 1,176,750 Series D preferred shares and a warrant to purchase 400,000 Series D shares in exchange for cash proceeds of $1,109,268, net of offering costs of $67,482. The warrants are exercisable at $1.00 per share for five years beginning June 28, 2011 and, after the SEC Reporting Date, are exercisable into common shares of the Company. The Series D shares have the same features as the Series A shares (see above) except for 550,000 of the Series D shares for which the price protection is for a period of 36 months following the SEC Reporting Date. During the year ended December 31, 2011, cumulative dividend on the Series D preferred shares amounted to $30,632.

During 2011, the Company sold an aggregate of 1,700,000 Series E preferred shares in exchange for cash proceeds of $1,550,817, net of offering costs of $149,183 and a warrant to purchase 56,000 Series E shares. The warrants are exercisable at $1.00 per share for five years beginning September 28, 2011 and, after the SEC Reporting Date, are exercisable into common shares of the Company. The Series E shares had the same features as the Series A shares (see above) except item (v) the price protection is for a period of 36 months following the SEC Reporting Date. During the year ended December 31, 2011, cumulative dividend on the Series E preferred shares amounted to $22,194.

On October 28, 2011, the Company filed a First Amendment to the second amended and restated certificate of incorporation whereby a liquidation preference equal to the original issue price ($1.00) was added to both the Series D and Series E shares. In addition, the liquidation preferences of the Series D shares became pari passu with the liquidation preferences of the Series E shares and the liquidation preferences of both the Series D and Series E shares became senior to the liquidation preferences of the Series C shares. On January 23, 2012, the Company filed a Second Amendment to the second amended and restated certificate of incorporation whereby the Series A, Series D and Series E preferred shares shall be redeemed if the SEC Reporting Date does not occur on or before February 29, 2012. On February 29, 2012, the Company filed a Third Amendment to the second amended and restated certificate of incorporation whereby the Series A, Series D and Series E preferred shares shall be redeemed if the SEC Reporting Date does not occur on or before March 15, 2012. The SEC Reporting Date occurred on March 13, 2012.

Prior to their conversion to common shares on March 13, 2012, the Series A, Series D and Series E preferred shares were classified as temporary equity. During 2012 through March 13, 2012, the preferred shares accumulated additional dividends of $37,379 and as of March 13, 2012, total cumulative preferred dividends were $124,705. On March 13, 2012, all preferred shares were automatically converted into common shares and, based on the terms of the preferred shares, none of the cumulative dividends shall ever be paid (See Note 12).

Stockholders' Equity (Deficiency)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
12. Stockholders' Equity (Deficiency)

Note 10. Stockholders' Equity

Stock Dividends and Reverse Split

On February 23, 2012, the Company approved a stock dividend of one new share of the Company for each share presently held. Following the stock dividend, the Company approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock. This was done in order to reduce the conversion ratio of the convertible preferred stock for all Series to 1 for 1 except for Series C, which then had a conversion ratio of 0.8473809.

Preferred Shares

On March 13, 2012, all preferred shares were automatically converted into common shares and, based on the terms of the preferred shares (See below).

Common Shares

On March 13, 2012, all of the outstanding preferred shares of the Company were automatically converted into 13,677,274 common shares of Aspen Group, Inc. (See Note 9).

Pursuant to the recapitalization discussed below, the Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity.

On October 10, 2012, the Company entered into a non-exclusive agreement with Global Arena Capital Corp. ("GAC"), a broker-dealer, through which GAC agreed to use its best efforts to raise up to $2,030,000 from the sale of Units for $35,000 per Unit, with each Unit consisting of 100,000 shares of common stock and 50,000 five-year warrants exercisable at $0.50 per share. The Company agreed to compensate GAC from sales of Units by paying it compensation equal to 10% of the gross proceeds sold by it. The Company also agreed to issue GAC five-year warrants to purchase 10% of the same Units it sells to investors with an exercise price equal to the purchase price paid by investors ($35,000 per Unit). In addition, the Company agreed to pay GAC a 3% non-accountable expense allowance from the proceeds of Units sold by it. As of December 31, 2012, the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 common shares at $0.35 per share and (ii) 98,000 common shares at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 common shares and 1,021,432 warrants) under the offering. On December 31, 2012, the agreement with GAC was terminated. During the period from February 13, 2013 through March 1, 2013, the Company raised $519,370 (net of offering costs of $45,630) from the sale of 16.14 Units (including 1,614,286 common shares and 807,143 five-year warrants exercisable at $0.50 per share) on its own behalf without the use of a broker. The warrants have cashless exercise provisions. On March 14, 2013, and based on the Company having increased the remainder of the Offering by $20,000, the Company entered into an exclusive engagement with Laidlaw & Company (UK) Ltd. under which Laidlaw agreed to use its best effort to sell up to $770,000 of Units with the same terms as the Units the Company sold in 2012 and 2013 to date. Laidlaw will receive cash commissions of 10% based on the number of Units sold and five-year warrants equal to 10% of the securities sold exercisable at $0.50 per share. The offering shall terminate no later than April 15, 2013 (See Note 12).

Recapitalization

On March 13, 2012 (the "recapitalization date"), Aspen University was acquired by Aspen Group, Inc., an inactive publicly-held company, in a reverse merger transaction accounted for as a recapitalization of Aspen University (the "Recapitalization" or the "Reverse Merger"). The common and preferred stockholders of the Company received 25,515,204 common shares of Aspen Group, Inc. in exchange for 100% of the capital stock of Aspen University Inc. For accounting purposes, Aspen University Inc. is the acquirer and Aspen Group, Inc. is the acquired company because the stockholders of Aspen University Inc. acquired both voting and management control of the combined entity. The Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity. Accordingly, after completion of the recapitalization, the historical operations of the Company are those of Aspen University Inc. and the operations since the recapitalization date are those of Aspen University Inc. and Aspen Group, Inc. The assets and liabilities of both companies are combined at historical cost on the recapitalization date. As a result of the recapitalization and conversion of all Company preferred shares into common shares of the public entity, all redemption and dividend rights of preferred shares were terminated. As a result of the recapitalization, the Company now has 120,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share authorized. The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Stock Warrants

All warrants issued by the Company during the three months ended March 31, 2013 have been related to capital raises. Accordingly, the Company has not recognized any stock-based compensation for these warrants.

A summary of the Company's warrant activity during the three months ended March 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	7,256,522	$0.45
Granted	807,143	0.50
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, March 31, 2013	8,063,665	$0.46	4.3	$32,349

Exercisable, March 31, 2013	8,063,665	$0.46	4.3	$32,349

Certain of the Company's warrants contain price protection. The Company evaluated whether the price protection provision of the warrant would cause derivative treatment. In its assessment, the Company determined that since its shares are not readily convertible to cash due to an inactive trading market, the warrants are excluded from derivative treatment.

Stock Incentive Plan and Stock Option Grants to Employees and Directors

Immediately following the closing of the Reverse Merger, on March 13, 2012, the Company adopted the 2012 Equity Incentive Plan (the "Plan") that provides for the grant of 2,500,000 shares (increased to 5,600,000 shares effective September 28, 2012 and to 8,000,000 shares effective January 16, 2013) in the form of incentive stock options, non-qualified stock options, restricted shares, stock appreciation rights and restricted stock units to employees, consultants, officers and directors. On January 16, 2013, 1,291,167 options were modified to be Plan options. There was no accounting effect for such modifications. As of March 31, 2013, 646,333 shares were remaining under the Plan for future issuance.

During the three months ended March 31, 2012, the Company granted 1,895,000 stock options to employees, all of which were under the Plan, having an exercise price of $1.00 per share (repriced to $0.35 per share on December 17, 2012). The options vest pro rata over three years on each anniversary date; all options expire five years from the grant date. The total fair value of stock options granted to employees during the three months ended March 31, 2012 was $625,350, which is being recognized over the respective vesting periods. The Company recorded compensation expense of $8,354 for the three months ended March 31, 2012, in connection with employee stock options.

During the three months ended March 31, 2013, the Company granted to employees 473,200 stock options, all of which were under the Plan, having an exercise price of $0.35 per share. The options vest pro rata over three to four years on each anniversary date; all options expire five years from the grant date. The total fair value of stock options granted to employees during the three months ended March 31, 2013 was $56,784, which is being recognized over the respective vesting periods. The Company recorded compensation expense of $117,847 for the three months ended March 31, 2013, in connection with employee stock options.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of the Company's stock price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award. The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the three months ended March 31, 2013 and 2012:

	For the Three Months Ended
	March 31,
Assumptions	2013	2012
Expected life (years)	3.5 - 3.75	3.5
Expected volatility	46.3% - 46.5%	44.2%
Weighted-average volatility	46.5%	44.2%
Risk-free interest rate	0.36% - 0.44%	0.56% - 0.60%
Dividend yield	0.00%	0.00%
Expected forfeiture rate	3.9%	2.0%

The Company utilized the simplified method to estimate the expected life for stock options granted to employees. The simplified method was used as the Company does not have sufficient historical data regarding stock option exercises. The expected volatility is based on the average of the expected volatilities from the most recent audited financial statements available for comparative public companies that are deemed to be similar in nature to the Company. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected life of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

A summary of the Company's stock option activity for employees and directors during the three months ended March 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	6,777,967	$0.35
Granted	473,200	$0.35
Exercised	-
Forfeited	(92,500)	$0.35
Expired	-
Balance Outstanding, March 31, 2013	7,158,667	$0.35	4.4	$-

Exercisable, March 31, 2013	2,056,998	$0.35	4.4	$-

The weighted-average grant-date fair value of options granted to employees during the three months ended March 31, 2013 was $0.12.

As of March 31, 2013, there was $921,606 of total unrecognized compensation costs related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.4 years.

Stock Option Grants to Non-Employees

On March 15, 2012, the Company granted 175,000 stock options to non-employees, all of which were under the Plan, having an exercise price of $1.00 per share. The options vest pro rata over three years on each anniversary date; all options expire five years from the grant date. The total fair value of the stock options granted was $57,750, all of which was recognized immediately as these stock options were issued for prior services rendered. On December 17, 2012, the Company repriced the stock options issued from having an exercise price of $1.00 per share to $0.35 per share. Accordingly, the incremental increase in the fair value of $15,750 was recognized immediately.

The total fair value of stock options granted to non-employees during the three months ended March 31, 2013 and 2012 was $0 and $57,750, all of which was recognized immediately as these stock options were issued for prior services rendered. The Company recorded compensation expense of $0 and $57,750 for the three months ended March 31, 2013 and 2012, in connection with non-employee stock options.

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the three months ended March 31, 2013 and 2012:

	For the Three Months Ended
	March 31,
Assumptions	2013	2012
Expected life (years)	N/A	3.5
Expected volatility	N/A	44.2%
Weighted-average volatility	N/A	44.2%
Risk-free interest rate	N/A	0.60%
Dividend yield	N/A	0.00%

A summary of the Company's stock option activity for non-employees during the three months ended March 31, 2013 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	195,000	$0.35
Granted	-
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, March 31, 2013	195,000	$0.35	4.0	$-

Exercisable, March 31, 2013	58,333	$0.35	4.0	$-

Note 12. Stockholders' Equity (Deficiency)

Stock Dividends and Reverse Split

On May 17, 2011, the Company declared a stock dividend of 1.1 new shares of common stock of the Company for each share presently held as of the close of business on May 20, 2011. All references to the Company's outstanding shares, warrants and per share information have been retroactively adjusted to give effect to the stock dividend.

On February 23, 2012, the Company approved a stock dividend of one new share of the Company for each share presently held. Following the stock dividend, the Company approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock. This was done in order to reduce the conversion ratio of the convertible preferred stock for all Series to 1 for 1 except for Series C, which then had a conversion ratio of 0.8473809.

Authorized and Designated Shares

On May 17, 2011, the Company amended its certificate of incorporation whereby the total number of authorized shares was increased from 10,000,000 shares to: (i) 60,000,000 shares of common stock having a par value of $0.001 per share, and (ii) 20,000,000 shares of preferred stock having a par value of $0.001 per share.

On May 17, 2011, the Company designated 850,500 Series A preferred shares, 368,421 Series B preferred shares, 11,411,400 Series C preferred shares, and 3,700,000 Series D preferred shares.

On September 9, 2011, the Company filed its second amended certificate of incorporation whereby the Company designated 2,000,000 Series E preferred shares.

Preferred Shares

In May 2011, $350,000 of convertible notes were converted into 368,411 Series B preferred shares (See Notes 9 and 15). The Series B shares had the following features: (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the "SEC Reporting Date"); (iii) a conversion ratio of 1 share of common for each share of Series B; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; and (v) until the SEC Reporting Date, price protection should any common stock or equivalents be issued with a lower conversion ratio.

On May 20, 2011, as part of a post-closing transaction of the merger with EGC, the Company's largest stockholder exchanged all 11,307,450 common shares owned into 11,307,450 Series C shares. The Series C shares had the following features: (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the "SEC Reporting Date"); (iii) a conversion ratio of 0.8473809 shares of common for each share of Series C; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; (v) exclusion from the two-for-one stock split effectuated immediately prior to the SEC Reporting Date (See Note 15); and (vi) a liquidation preference of $0.001 per share.

On March 13, 2012, all preferred shares were automatically converted into common shares and, based on the terms of the preferred shares (See below).

Common Shares

On May 11, 2011, pursuant to a rescission offer, the Company repurchased an aggregate of 170,100 common shares and returned to investors an aggregate of $165,000 as a result of Blue Sky violations. The treasury shares were subsequently retired.

On May 19, 2011, the Company issued 3,200,000 common shares of the Company in order to acquire all of the outstanding shares of EGC as part of a merger (See Note 1).

On May 20, 2011, as part of a post-closing transaction of the merger with EGC and a settlement with a certain group of investors, the Company repurchased an aggregate of 850,500 common shares and returned to investors an aggregate of $740,000. The treasury shares were subsequently retired.

On December 28, 2011, the Company repurchased an aggregate of 34,020 common shares and returned to investors an aggregate of $21,200. The treasury shares were subsequently retired.

On March 13, 2012, all of the outstanding preferred shares of the Company were automatically converted into 13,677,274 common shares of Aspen Group, Inc. (See Note 11).

Pursuant to the recapitalization discussed below, the Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity.

In April 2012, the Company issued 20,000 common shares upon the conversion of $20,000 of convertible notes payable (See Note 9).

On September 28, 2012, the Company raised $2,494,899 (net of offering costs of $262,101) from the sale of 78.77 Units (including 7,877,144 common shares and 3,938,570 five-year warrants exercisable at $0.50 per share) through Laidlaw. Of the amount raised, $212,000 or 605,716 common shares were from directors of the Company. Also, on September 28, 2012, as a result of this financing, all of the $1,706,000 (face value) of Convertible Notes from the Phase One financing automatically converted into 5,130,795 common shares at the contractual rate of $0.3325 per share. In addition, 202,334 common shares and 50,591 five-year warrants exercisable at $0.3325 per share were issued to settle $67,276 of accrued interest on the aforementioned Convertible Notes. Accordingly, a loss of $3,339 was recognized upon settlement (See Note 9).

On September 28, 2012, as a result of the aforementioned financing, a $49,825 (face value) convertible note was automatically converted into 142,357 common shares at the contractual rate of $0.35 per share. In addition, 112 common shares were issued to settle $39 of accrued interest on the aforementioned convertible note. No gain or loss was recognized upon settlement (See Note 9).

On September 28, 2012, as a result of the initial closing of the Phase Two financing, 4,516,917 common shares and warrants to purchase 915,429 commons shares at $0.3325 per share were issued to the former owners of Series D and Series E shares under the price protection provision. This resulted in an increase in common stock of $4,517 with a corresponding decrease in additional paid-in capital. 550,000 of the former Series D shares and all 1,700,000 of the former Series E shares continue to have price protection through March 13, 2015.

On October 1, 2012, the Company purchased 264,000 common shares for $132,000, from the Company's former chairman (see Notes 4 and 15). On November 13, 2012, these shares were retired.

On December 7, 2012, the Company purchased 200,000 common shares for $70,000, from the Company's former chairman. The shares are being held as treasury shares.

On October 1, 2012, the Company retained two investor relations firms agreeing to pay one firm $50,000 a year for two years and issuing it 200,000 shares of common stock, having a fair value of $70,000 based on recent sales of common stock. The second firm was retained for one year with a fee of $5,000 per month. The second firm also received 100,000 shares of common stock and 100,000 five-year warrants exercisable at $0.60 per share, having a fair value of $43,000 based on recent sale of Units.

On October 10, 2012, the Company entered into a non-exclusive agreement with Global Arena Capital Corp. ("GAC"), a broker-dealer, through which GAC agreed to use its best efforts to raise up to $2,030,000 from the sale of Units of common stock and warrants that are identical to those Units sold on September 28, 2012. The Company agreed to compensate GAC from sales of Units by paying it compensation equal to 10% of the gross proceeds sold by it. The Company also agreed to issue GAC five-year warrants to purchase 10% of the same Units it sells to investors with an exercise price equal to the purchase price paid by investors ($35,000 per Unit). In addition, the Company agreed to pay GAC a 3% non-accountable expense allowance from the proceeds of Units sold by it.

As of December 31, 2012, the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 common shares at $0.35 per share and (ii) 98,000 common shares at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 common shares and 1,021,432 warrants) under the offering. The offering shall terminate no later than March 31, 2013.

Recapitalization

On March 13, 2012 (the "recapitalization date"), Aspen University was acquired by Aspen Group, Inc., an inactive publicly-held company, in a reverse merger transaction accounted for as a recapitalization of Aspen University (the "Recapitalization" or the "Reverse Merger"). The common and preferred stockholders of the Company received 25,515,204 common shares of Aspen Group, Inc. in exchange for 100% of the capital stock of Aspen University Inc. For accounting purposes, Aspen University Inc. is the acquirer and Aspen Group, Inc. is the acquired company because the stockholders of Aspen University Inc. acquired both voting and management control of the combined entity. The Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity. Accordingly, after completion of the recapitalization, the historical operations of the Company are those of Aspen University Inc. and the operations since the recapitalization date are those of Aspen University Inc. and Aspen Group, Inc. The assets and liabilities of both companies are combined at historical cost on the recapitalization date. As a result of the recapitalization and conversion of all Company preferred shares into common shares of the public entity, all redemption and dividend rights of preferred shares were terminated. As a result of the recapitalization, the Company now has 120,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share authorized. The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Stock Warrants

On September 28, 2012, as a result of the initial closing of the Phase Two financing, (i) warrants to purchase 915,429 commons shares at $0.3325 per share were issued to the former owners of Series D and Series E shares under full-ratchet price protection provisions and (ii) the exercise price of the original 456,000 warrants held by the former owners of Series D and Series E shares to purchase common shares changed from $1.00 per share to $0.3325 per share. In addition, the exercise price of the warrants held by the former holders of convertible notes (sold during March through June of 2012 with the assistance of Laidlaw) to purchase 426,500 common shares changed from $1.00 per share to $0.3325 per share under price protection provisions. As the aforementioned issuances and changes in exercise price of warrants stemmed from price protection provisions in the original contracts, no expense was recognized.

On October 1, 2012, the Company retained an investor relations firm. As part of its compensation, the investor relations firm received 100,000 five-year warrants exercisable at $0.60 per share, having a fair value of $8,000. As the warrants vested immediately, the entire $8,000 was recognized as a prepaid expense and is being amortized over the term of the agreement.

On October 23, 2012, the Company issued 150,000 five-year warrants exercisable at $0.50 per share, having a fair value of $15,000. As the warrants vested immediately and were for prior services, the entire $15,000 was expensed immediately. On December 17, 2012, the warrants were repriced to have an exercise price of $0.35 per share, resulting in additional expense of $4,500, which was expensed immediately.

All other outstanding warrants issued by the Company to date have been related to capital raises. Accordingly, the Company has not recognized any additional stock-based compensation for other warrants issued during the years presented.

A summary of the Company's warrant activity during the year ended December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	456,000	$0.33
Granted	6,950,522	0.46
Exercised	-	-
Forfeited	(150,000)	0.50
Expired	-	-
Balance Outstanding, December 31, 2012	7,256,522	$0.45	4.5	$32,349

Exercisable, December 31, 2012	7,256,522	$0.45	4.5	$32,349

Certain of the Company's warrants contain price protection. The Company evaluated whether the price protection provision of the warrant would cause derivative treatment. In its assessment, the Company determined that since its shares are not readily convertible to cash due to an inactive trading market, the warrants are excluded from derivative treatment.

Stock Incentive Plan and Stock Option Grants to Employees and Directors

Immediately following the closing of the Reverse Merger, on March 13, 2012, the Company adopted the 2012 Equity Incentive Plan (the "Plan") that provides for the grant of 2,500,000 shares (increased to 5,600,000 shares effective September 28, 2012) in the form of incentive stock options, non-qualified stock options, restricted shares, stock appreciation rights and restricted stock units to employees, consultants, officers and directors. As of December 31, 2012, no shares were remaining under the Plan for future issuance (See Note 16).

On October 23, 2012, the Company issued non-Plan stock options to its executive officers as compensation for salary deferrals through August 31, 2012. Messrs. Michael Mathews, Brad Powers and David Garrity received 288,911, 255,773, and 136,008 five-year stock options, respectively, exercisable at $0.35 per share which options are fully vested. In aggregate, 680,692 stock options were issued to settle $238,562 of accrued salaries. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options (See Note 16).

On October 23, 2012, the Company issued additional non-Plan options to executive officers who reduced their salaries for the period September 1 through December 31, 2012. The Company granted Messrs. Mathews, Powers and Garrity each 166,666 five-year options, respectively, and Dr. Gerald Williams 47,620 five-year options, all exercisable at $0.35 per share with 25% of these options vesting on the last day of September, October, November and December 2012, subject to the applicable executive remaining employed on each applicable vesting date. In aggregate, 547,618 stock options were issued as part of the reduced salaries. All stock options or shares granted are valued on the appropriate measurement date and the related expense shall be recognized over the requisite service period. On January 16, 2013, these options were modified to be Plan options (See Note 16).

During April 2012, the Company received $22,000 from a director of the Company in exchange for a note payable bearing interest of 10%, due on demand. On November 21, 2012, the director forgave a $22,000 note receivable from the Company in exchange for 62,857 five-year vested non-Plan stock options exercisable at $0.35 per share. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options (See Notes 9, 15 and 16).

On December 17, 2012, the Company repriced 1,705,000 stock options from having an exercise price of $1.00 per share to $0.35 per share. Accordingly, the incremental increase in the fair value due to the repricing is being recognized over the remaining service period of the stock options.

During the year ended December 31, 2012, including the aforementioned stock option issuances in this section, the Company granted to employees 6,777,967 stock options, net of cancellations (including repriced stock options), all of which were under the Plan, having an exercise price of $0.35 per share. While most of the options vest pro rata over three to four years on each anniversary date, 910,214 vested immediately; all options expire five years from the grant date. The total fair value of stock options granted to employees during the year ended December 31, 2012 was $1,747,007. The Company recorded compensation expense of $252,057 for the year ended December 31, 2012, in connection with employee stock options.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of the Company's stock price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates. The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation on a straight-line basis over the requisite service period for each award. The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the years ended December 31, 2012 and 2011:

	For the Year Ended
	December 31,
Assumptions	2012	2011

Expected life (years)	2.5 - 3.8	N/A
Expected volatility	44.2% - 50.9%	N/A
Weighted-average volatility	49.0%	N/A
Risk-free interest rate	0.31% - 0.60%	N/A
Dividend yield	0.00%	N/A
Expected forfeiture rate	1.7%	N/A

The Company utilized the simplified method to estimate the expected life for stock options granted to employees. The simplified method was used as the Company does not have sufficient historical data regarding stock option exercises. The expected volatility is based on the average of the expected volatilities from the most recent audited financial statements available for comparative public companies that are deemed to be similar in nature to the Company. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected life of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

A summary of the Company's stock option activity for employees and directors during the year ended December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	-
Granted	8,672,967	$0.49
Exercised	-
Forfeited	(1,895,000)	$1.00
Expired	-
Balance Outstanding, December 31, 2012	6,777,967	$0.35	4.7	$-

Exercisable, December 31, 2012	1,457,832	$0.35	4.8	$-

The weighted-average grant-date fair value of options granted to employees during the year ended December 31, 2012 was $0.13.

As of December 31, 2012, there was $980,898 of total unrecognized compensation costs related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.5 years.

Stock Option Grants to Non-Employees

On March 15, 2012, the Company granted 175,000 stock options to non-employees, all of which were under the Plan, having an exercise price of $1.00 per share. The options vest pro rata over three years on each anniversary date; all options expire five years from the grant date. The total fair value of the stock options granted was $57,750, all of which was recognized immediately as these stock options were issued for prior services rendered. On December 17, 2012, the Company repriced the stock options issued from having an exercise price of $1.00 per share to $0.35 per share. Accordingly, the incremental increase in the fair value of $15,750 was recognized immediately.

On October 23, 2012, under the Plan, the Company issued to a consultant 20,000 five-year stock options exercisable at $0.50 per share vesting in equal annual increments over a three-year period subject to the consultant continuing to provide services for the Company. The total fair value of the stock options granted was $2,000, all of which was recognized immediately as these stock options were issued for prior services rendered. On December 17, 2012, the Company repriced the stock options issued from having an exercise price of $0.50 per share to $0.35 per share. Accordingly, the incremental increase in the fair value of $600 was recognized immediately.

The total fair value of stock options granted to non-employees during the year ended December 31, 2012 was $95,600, all of which was recognized immediately as these stock options were issued for prior services rendered. The Company recorded compensation expense of $95,600 for the year ended December 31, 2012, in connection with non-employee stock options.

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the years ended December 31, 2012 and 2011:

	For the Year Ended
	December 31,
Assumptions	2012	2011

Expected life (years)	2.7 - 5.0	N/A
Expected volatility	44.2% - 50.0%	N/A
Weighted-average volatility	47.4%	N/A
Risk-free interest rate	0.37% - 0.60%	N/A
Dividend yield	0.00%	N/A

A summary of the Company's stock option activity for non-employees during the year ended December 31, 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	-
Granted	390,000	$0.65
Exercised	-
Forfeited	(195,000)	$0.95
Expired	-
Balance Outstanding, December 31, 2012	195,000	$0.35	4.5	$-

Exercisable, December 31, 2012	-	N/A	N/A	N/A

Income Taxes	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
13. Income Taxes

Note 13. Income Taxes

The components of income tax expense (benefit) are as follows:

For the Year Ended
December 31,
	2012	2011
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	-	-
State	-	-
	-	-
Total Income tax expense (benefit)	$-	$-

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss	$3,649,651	$2,064,725
Allowance for doubtful accounts	261,946	17,637
Intangible assets	118,740	-
Deferred rent	7,883	9,473
Stock-based compensation	128,827	-
Contributions carryforward	93	-
Total deferred tax assets	4,167,140	2,091,835

Deferred tax liabilities:
Intangible assets	-	(148,345)
Property and equipment	(630)	(805)
Total deferred tax liabilities	(630)	(149,150)

Deferred tax assets, net	4,166,510	1,942,685

Valuation allowance:
Beginning of year	(1,942,685)	(1,152,977)
(Increase) decrease during year	(2,223,825)	(789,708)
Ending balance	(4,166,510)	(1,942,685)

Net deferred tax asset	$-	$-

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized. The Company recorded a valuation allowance in 2012 and 2011 due to the uncertainty of realization. Management believes that based upon its projection of future taxable operating income for the foreseeable future, it is more likely than not that the Company will not be able to realize the tax benefit associated with deferred tax assets. The net change in the valuation allowance during the years ended December 31, 2012 and 2011 was an increase of $2,223,825 and $789,708, respectively.

At December 31, 2012, the Company had $9,849,068 of net operating loss carryforwards which will expire from 2029 to 2032. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of December 31, 2012, tax years 2004 and 2008 through 2011 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	For the Year Ended
	December 31,
	2012	2011

Statutory U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal tax benefit	3.1	3.1
Other	(0.1)	(0.1)
Change in valuation allowance	(37.0)	(37.0)
Effective income tax rate	0.0%	0.0%

Concentrations	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
14. Concentrations

Note 14. Concentrations

Concentration of Credit Risk

On November 9, 2010, the FDIC issued a Final Rule implementing section 343 of the Dodd-Frank Wall Street Reform and Consumer Protection Act that provides for unlimited insurance coverage of noninterest-bearing transaction accounts. Beginning December 31, 2010, through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The unlimited insurance coverage is available to all depositors, including consumers, businesses, and governmental entities. This unlimited insurance coverage is separate from, and in addition to, the insurance coverage provided to a depositor's other deposit accounts held at an FDIC-insured institution. A noninterest-bearing transaction account is a deposit account where interest is neither accrued nor paid; depositors are permitted to make an unlimited number of transfers and withdrawals; and the bank does not reserve the right to require advance notice of an intended withdrawal.

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through December 31, 2012. On January 1, 2013, the aforementioned additional federal insurance provision expired and accordingly, the standard insurance amount of $250,000 per depositor, per bank, became effective. Had this provision expired by December 31, 2012, cash amounts in excess of FDIC limits would have been approximately $583,000. As of December 31, 2011, the Company's bank balances exceeded FDIC insured amounts by approximately $50,000.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
15. Related Party Transactions

Note 11. Related Party Transactions

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 500,000 shares of the Company's common stock owned personally by the officer. The note along with accrued interest was due and payable on September 14, 2012. During the three months ended March 31, 2012, interest income of $594 was recognized on the note receivable. On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Note 3).

On March 30, 2008 and December 1, 2008, the Company sold courseware pursuant to marketing agreements to HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly. Under the marketing agreements, the receivables are due net 60 months. On September 16, 2011, HEMG pledged 772,793 Series C preferred shares (automatically converted to 654,850 common shares on March 13, 2012) of the Company as collateral for this account receivable. On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company's inability to engage Mr. Spada in good faith negotiations to increase HEMG's pledge, Michael Mathews, the Company's CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured - related party. On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default. On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada. Under the agreement, (a) the individual purchased and HEMG sold to the individual 400,000 common shares of the Company at $0.50 per share; (b) the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 common shares of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfilled their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 common shares of the Company on or before March 13, 2013; (d) HEMG agreed to not sell, pledge or otherwise transfer 142,500 common shares of the Company pending resolution of a dispute regarding the Company's claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares and a stockholder did not receive 11,000 common shares of the Company owed to him as a result of a stock dividend; and (e) the Company waived any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014. As of September 30, 2012, third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a Unit private placement that equates to approximately $0.35 per common share, the value of the aforementioned collateral decreased. Accordingly, as of December 31, 2012, the Company has recognized an allowance of $502,315 for this account receivable. As of March 31, 2013 and December 31, 2012, the balance of the account receivable, net of allowance, was $270,478, based on continuing private placement sales equating to approximately $0.35 per share, and is shown as accounts receivable, secured - related party, net (See Note 3).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum. Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates. As these loans (now convertible promissory notes) are due in February 2014, they have been included in current liabilities as of March 31, 2012 and long-term liabilities as of December 31, 2012 (See Notes 6 and 7).

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. There was no accounting effect for these two modifications (See Note 7).

Note 15. Related Party Transactions

On September 21, 2011, the Company loaned $238,210 to its CEO in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 40,000 shares of common stock of interclick, Inc. (a publicly-traded company) owned personally by the CEO. The note along with accrued interest was due and payable on June 21, 2012. For the year ended December 31, 2011, interest income of $1,867 was recognized. On December 20, 2011, the note along with accrued interest of $1,867 was paid in full (See Note 4).

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum. As collateral, the note was secured by 500,000 shares of the Company's common stock owned personally by the officer. The note along with accrued interest was due and payable on September 14, 2012. During the year ended December 31, 2011, interest income of $210 was recognized on the note receivable and is included in other current assets. As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term. During the year ended December 31, 2012, interest income of $594 was recognized on the note receivable. On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Note 4).

On March 30, 2008 and December 1, 2008, the Company sold courseware pursuant to marketing agreements to HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly. Under the marketing agreements, the receivables are due net 60 months. On September 16, 2011, HEMG pledged 772,793 Series C preferred shares (automatically converted to 654,850 common shares on March 13, 2012) of the Company as collateral for this account receivable. On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company's inability to engage Mr. Spada in good faith negotiations to increase HEMG's pledge, Michael Mathews, the Company's CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured - related party. On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default. On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) HEMG, a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada. Under the agreement, (a) the individual purchased and HEMG sold to the individual 400,000 common shares of the Company at $0.50 per share; (b) the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 common shares of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfilled their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 common shares of the Company on or before March 13, 2013; (d) HEMG agreed to not sell, pledge or otherwise transfer 142,500 common shares of the Company pending resolution of a dispute regarding the Company's claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares and a stockholder did not receive 11,000 common shares of the Company owed to him as a result of a stock dividend; and (e) the Company waived any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014. As of September 30, 2012, third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share), the value of the aforementioned collateral decreased. Accordingly, as of December 31, 2012, the Company has recognized an allowance of $502,315 for this account receivable. As of December 31, 2012 and 2011, the balance of the account receivable, net of allowance, was $270,478 and $772,793 and is shown as accounts receivable, secured - related party, net (See Notes 4 and 12).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum. Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates. As these loans (now convertible promissory notes) are not due for at least 12 months after the balance sheet, they have been included in long-term liabilities as of December 31, 2012 (See Notes 8 and 9).

In June 2009, the Company borrowed an aggregate of $45,000 from an individual, who was an officer of the Company at that time, in exchange for notes payable bearing interest at 18% per annum. The notes were due in October 2009 and became demand notes at that time. During the year ended December 31, 2011, interest expense of $2,393 was recognized on the notes. During the year ended December 31, 2011, the remaining principal balance of $25,000 due on the notes payable was repaid and no further amount is due (See Note 9).

During April 2012, the Company received $22,000 from a director of the Company in exchange for a note payable bearing interest of 10%, due on demand. On November 21, 2012, the director forgave a $22,000 note receivable from the Company in exchange for 62,857 five-year vested non-Plan stock options exercisable at $0.35 per share. No gain was recognized as the settlement was between the Company and related parties. On January 16, 2013, these options were modified to be Plan options (See Notes 9, 12 and 16).

On March 6, 2011, the Company authorized the issuance of up to $350,000 of convertible notes that were convertible into Series B preferred shares at $0.95 per share, bearing interest of 6% per annum. The notes were convertible beginning after the closing of the EGC Merger (See Note 1). As of May 13, 2011, the Company had received an aggregate of $328,000 (of which $73,000 was received from related parties) from the sale of convertible notes. The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record. In addition, the Company issued an aggregate of $22,000 (of which $16,000 was to related parties) of convertible notes for services rendered. In May 2011, $350,000 of the convertible notes were converted into 368,411 Series B preferred shares (See Notes 9 and 12).

On March 13, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum. The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company. The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014. There was no accounting effect for these two modifications (See Note 9).

On August 14, 2012, the Company's CEO loaned the Company $300,000 and received a convertible promissory note, payable on demand, bearing interest at 5% per annum. The note is convertible into common shares of the Company at the rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit). The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date. On September 4, 2012, the maturity date was extended to August 31, 2013. On December 17, 2012, the maturity date was extended to August 31, 2014 (See Note 9).

During 2005 through 2011, the Company advanced funds without board authority to both Patrick Spada (former Chairman of the Company) and HEMG, of which Patrick Spada is President. The amount of unauthorized borrowings during the year ended December 31, 2011 was $14,876, which has been expensed as loss due to unauthorized borrowing, a non-operating item (See Note 10).

On September 16, 2011, the Company entered into a two-year consulting agreement with the former Chairman of the Company in which the Company was obligated to pay $11,667 per month. On September 28, 2011, the Company prepaid 13 months of the consulting agreement, or $151,667, which was then amortized until December 31, 2011, at which time the consulting agreement was terminated and the remaining unamortized prepaid expense was recognized immediately as consulting expense. No additional amounts are due under the consulting agreement (See Note 10).

During 2011, the Company sold an aggregate of 850,395 Series A preferred shares in exchange for cash proceeds of $809,900 (of which $230,000 was received from then related parties). The Series A shares had the following features: (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the "SEC Reporting Date"); (iii) a conversion ratio of 1 share of common for each share of Series A; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; (v) until the SEC Reporting Date, price protection should any common stock or equivalents be issued with a lower conversion ratio; (vi) 5% cumulative accruing dividends whether or not declared (payable only upon redemption per vii); and (vii) shall be redeemed by the Company if: (a) Michael Mathews is no longer the CEO, or (b) the SEC Reporting Date does not occur on or before January 31, 2012 (on February 29, 2012, this was extended to March 15, 2012), but (c) only to the extent the Company has EBITDA. During the year ended December 31, 2011, cumulative dividend on the Series A preferred shares amounted to $34,500 (See Note 11).

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
16. Subsequent Events

Note 12. Subsequent Events

On April 5, 2013, the Company provided a 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011 (See Note 1 "Discontinued Operations").

On April 18, 2013, the Company raised $522,170 (net of offering costs of $78,158 and five-year warrants to purchase 169,021 common shares at $0.50 per share) from the sale of 17.15 Units (comprised of 1,715,217 common shares and 857,606 five-year warrants exercisable at $0.50 per share). All of the Units were sold with the assistance of Laidlaw except $8,750, which the Company raised on its own behalf and was not subject to a commission. Cash commissions of $59,158 and five-year warrants to purchase 169,021 common shares at $0.50 per share are due to Laidlaw as offering fees.

On April 25, 2013, the Company changed its fiscal year end from December 31 to April 30.

Subsequent to March 31, 2013, the Company granted 160,714 stock options to executive officers in lieu of reduced salaries, 75,000 stock options to a consultant and 25,000 stock options to an employee. All of the aforementioned stock options are five-year options, vest over 3 years and have an exercise price of $0.35 per share.

Note 16. Subsequent Events

On January 16, 2013, the Company increased the number of shares in its stock option plan to 8,000,000 shares. Also on January 16, 2013, 1,291,167 options were modified to be Plan options (See Notes 9, 12 and 15). In May 2013, the Board increased the number of shares in its stock option plan to 9,300,000 shares.

On February 11, 2013, HEMG and Mr. Spada sued us, certain senior management members and our directors in state court in New York seeking damages arising from losses and other matters incurred in the operation of the Company's business since May 2011, our filings with the SEC and the DOE where we stated that HEMG and Mr. Spada borrowed $2.2 million without board authority and our failure to use our best efforts to purchase certain shares of common stock from HEMG following an April 2012 agreement. While we have been advised by our counsel that the lawsuit is baseless, we cannot assure you that we will be successful. Defending the litigation will be expensive and divert our management from the Company's business. If we are unsuccessful, the damages we pay may be material.

During February and March 2013, the Company sold $565,000 of Units (consisting of one common share and one-half of a warrant exercisable at $0.50 per share).

During February 2013, the Company repaid approximately $250,000 of its line of credit. The line of credit remains open.

On March 14, 2013, the Company entered into a letter of intent with Laidlaw & Company (UK) Ltd. under which Laidlaw agreed to use its best effort to sell up to $770,000 of Units with the same terms as the Units the Company sold in 2012 and 2013 to date. Laidlaw will receive cash commissions of 10% based on the number of Units sold and five-year warrants equal to 10% of the securities sold exercisable at $0.50 per share.

As of March 31, 2013, the Company decided to discontinue business activities related to its "Certificate in Information Technology with a specialization in Smart Home Integration" program (See Note 1 "Discontinued Operations").

On April 5, 2013, the Company provided a 120-day notice to CLS 123, LLC of its intent to terminate the agreement between the Company and CLS 123, LLC dated November 9, 2011 (See Note 1 "Discontinued Operations").

On April 18, 2013, the Company raised $522,170 (net of offering costs of $78,158 and five-year warrants to purchase 169,021 common shares at $0.50 per share) from the sale of 17.15 Units (comprised of 1,715,217 common shares and 857,606 five-year warrants exercisable at $0.50 per share). All of the Units were sold with the assistance of Laidlaw except $8,750, which the Company raised on its own behalf and was not subject to a commission. Cash commissions of $59,158 and five-year warrants to purchase 169,021 common shares at $0.50 per share are due to Laidlaw as offering fees.

On April 25, 2013, the Company changed its fiscal year end from December 31 to April 30.

Subsequent to March 31, 2013, the Company granted 160,714 stock options to executive officers in lieu of reduced salaries, 75,000 stock options to a consultant and 25,000 stock options to an employee. All of the aforementioned stock options are five-year options, vest over 3 years and have an exercise price of $0.35 per share.

On July 1, 2013, Mr. Mathews loaned Aspen Group $1 million and was issued a $1 million Promissory Note due December 31, 2013. The Promissory Note bears 10% interest per annum, payable monthly in arrears.

Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen Group, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen Group, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts in the unaudited condensed consolidated financial statements. Actual results could differ from those estimates. Significant estimates in the accompanying unaudited condensed consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, amortization periods and valuation of software and courseware, valuation of stock-based compensation, the valuation of net assets and liabilities from discontinued operations and the valuation allowance on deferred tax assets.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements. Actual results could differ from those estimates. Significant estimates in the accompanying consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, amortization periods and valuation of courseware and software development costs, valuation of stock-based compensation, the valuation of net assets and liabilities from discontinued operations and the valuation allowance on deferred tax assets.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash represents amounts pledged as security for letters of credit for transactions involving Title IV programs. The Company considers $265,131 (includes accrued interest of $466) as restricted cash (shown as a current asset as of March 31, 2013) until such letter of credit expires on December 31, 2013. As of March 31, 2013, the account bears interest of 0.20%.

Restricted Cash

Restricted cash represents amounts pledged as security for letters of credit for transactions involving Title IV programs.

Consistent with the Higher Education Act, Aspen's certification to participate in Title IV programs terminated after closing of the reverse merger, and Aspen applied to DOE to reestablish its eligibility and certification to participate in the Title IV programs. However, in order to avoid significant disruption in disbursements of Title IV funds, the DOE may temporarily and provisionally certify an institution, like Aspen, that is seeking approval of a change in ownership under certain circumstances while the DOE reviews the institution's application. In response to DOE requests, the Company pledged a $105,865 letter of credit to the DOE on March 27, 2012 and on August 31, 2012, the Company pledged an additional $158,800 to the letter of credit and extended the due date to December 31, 2013. The Company considers $264,992 (includes accrued interest of $327) as restricted cash (shown as a current asset as of December 31, 2012) until such letter of credit expires. As of December 31, 2012, the account bears interest of 0.25%.

Fair Value Measurements

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1 - Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2 - Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3 - Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1 - Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2 - Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3 - Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Accounts Receivable and Allowance for Doubtful Accounts Receivable

Accounts Receivable and Allowance for Doubtful Accounts Receivable

Accounts receivable consist primarily of amounts due for tuition, technology fees and other fees for students who are in the course of completing a degree or certificate program. Students generally fund their education through personal funds, grants and/or loans under various DOE Title IV programs, or tuition assistance from military and corporate employers. Accounts receivable also includes secured amounts presented as non-current due from the sale of courseware to a former related party.

All students are required to select both a primary and secondary payment option with respect to amounts due to the Company for tuition, fees and other expenses. The most common payment option for the Company's students is personal funds or payment made on their behalf by an employer. In instances where a student selects financial aid as the primary payment option, he or she often selects personal cash as the secondary option. If a student who has selected financial aid as his or her primary payment option withdraws prior to the end of a course but after the date that the Company's institutional refund period has expired, the student will have incurred the obligation to pay the full cost of the course. If the withdrawal occurs before the date at which the student has earned 100% of his or her financial aid, the Company will have to return all or a portion of the funds to the DOE and the student will owe the Company all amounts incurred that are in excess of the amount of financial aid that the student earned and that the Company is entitled to retain. In this case, the Company must collect the receivable using the student's second payment option.

For accounts receivable from students, the Company records an allowance for doubtful accounts for estimated losses resulting from the inability, failure or refusal of its students to make required payments, which includes the recovery of financial aid funds advanced to a student for amounts in excess of the student's cost of tuition and related fees. The Company determines the adequacy of its allowance for doubtful accounts using a general reserve method based on an analysis of its historical bad debt experience, current economic trends, and the aging of the accounts receivable and student status. The Company applies reserves to its receivables based upon an estimate of the risk presented by the age of the receivables and student status. The Company writes off accounts receivable balances at the time the balances are deemed uncollectible. The Company continues to reflect accounts receivable with an offsetting allowance as long as management believes there is a reasonable possibility of collection.

For accounts receivable from primary payors other than students, the Company estimates its allowance for doubtful accounts by evaluating specific accounts where information indicates the customers may have an inability to meet financial obligations, such as bankruptcy proceedings and receivable amounts outstanding for an extended period beyond contractual terms. In these cases, the Company uses assumptions and judgment, based on the best available facts and circumstances, to record a specific allowance for those customers against amounts due to reduce the receivable to the amount expected to be collected. These specific allowances are re-evaluated and adjusted as additional information is received. The amounts calculated are analyzed to determine the total amount of the allowance. The Company may also record a general allowance as necessary.

Direct write-offs are taken in the period when the Company has exhausted its efforts to collect overdue and unpaid receivables or otherwise evaluate other circumstances that indicate that the Company should abandon such efforts.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Furniture and fixtures	7 years
Library (online)	3 years
Software	5 years
Vehicle	5 years

Costs incurred to develop internal-use software during the preliminary project stage are expensed as incurred. Internal-use software development costs are capitalized during the application development stage, which is after: (i) the preliminary project stage is completed; and (ii) management authorizes and commits to funding the project and it is probable the project will be completed and used to perform the function intended. Capitalization ceases at the point the software project is substantially complete and ready for its intended use, and after all substantial testing is completed. Upgrades and enhancements are capitalized if it is probable that those expenditures will result in additional functionality. Amortization is provided for on a straight-line basis over the expected useful life of five years of the internal-use software development costs and related upgrades and enhancements. When existing software is replaced with new software, the unamortized costs of the old software are expensed when the new software is ready for its intended use.

Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful lives of the assets.

Upon the retirement or disposition of property and equipment, the related cost and accumulated depreciation and amortization are removed and a gain or loss is recorded in the consolidated statements of operations. Repairs and maintenance costs are expensed in the period incurred.

Courseware

Courseware

The Company records the costs of courseware in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 350 "Intangibles - Goodwill and Other".

Generally, costs of courseware are capitalized whereas costs for upgrades and enhancements are expensed as incurred. Courseware is stated at cost less accumulated amortization. Amortization is provided for on a straight-line basis over the expected useful life of five years.

Long lived assets

Long-Lived Assets

The Company assesses potential impairment to its long-lived assets when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events and circumstances considered by the Company in determining whether the carrying value of identifiable intangible assets and other long-lived assets may not be recoverable include, but are not limited to: significant changes in performance relative to expected operating results, significant changes in the use of the assets, significant negative industry or economic trends, a significant decline in the Company's stock price for a sustained period of time, and changes in the Company's business strategy. An impairment loss is recorded when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds fair value and is recorded as a reduction in the carrying value of the related asset and an expense to operating results.

Leases

Leases

The Company enters into various lease agreements in conducting its business. At the inception of each lease, the Company evaluates the lease agreement to determine whether the lease is an operating or capital lease. Leases may contain initial periods of free rent and/or periodic escalations. When such items are included in a lease agreement, the Company records rent expense on a straight-line basis over the initial term of a lease. The difference between the rent payment and the straight-line rent expense is recorded as a deferred rent liability. The Company expenses any additional payments under its operating leases for taxes, insurance or other operating expenses as incurred.

Revenue Recognition and Deferred Revenue

Revenue Recognition and Deferred Revenue

Revenues consist primarily of tuition and fees derived from courses taught by the Company online as well as from related educational resources that the Company provides to its students, such as access to our online materials and learning management system. Tuition revenue is recognized pro-rata over the applicable period of instruction. The Company maintains an institutional tuition refund policy, which provides for all or a portion of tuition to be refunded if a student withdraws during stated refund periods. Certain states in which students reside impose separate, mandatory refund policies, which override the Company's policy to the extent in conflict. If a student withdraws at a time when a portion or none of the tuition is refundable, then in accordance with its revenue recognition policy, the Company recognizes as revenue the tuition that was not refunded. Since the Company recognizes revenue pro-rata over the term of the course and because, under its institutional refund policy, the amount subject to refund is never greater than the amount of the revenue that has been deferred, under the Company's accounting policies revenue is not recognized with respect to amounts that could potentially be refunded. The Company's educational programs have starting and ending dates that differ from its fiscal quarters. Therefore, at the end of each fiscal quarter, a portion of revenue from these programs is not yet earned and is therefore deferred. The Company also charges students annual fees for library, technology and other services, which are recognized over the related service period. Deferred revenue represents the amount of tuition, fees, and other student payments received in excess of the portion recognized as revenue and it is included in current liabilities in the accompanying consolidated balance sheets. Other revenues may be recognized as sales occur or services are performed.

Revenue Recognition and Deferred Revenue

Revenues consist primarily of tuition and fees derived from courses taught by the Company online as well as from related educational resources that the Company provides to its students, such as access to our online materials and learning management system. Tuition revenue is recognized pro-rata over the applicable period of instruction. The Company maintains an institutional tuition refund policy, which provides for all or a portion of tuition to be refunded if a student withdraws during stated refund periods. Certain states in which students reside impose separate, mandatory refund policies, which override the Company's policy to the extent in conflict. If a student withdraws at a time when a portion or none of the tuition is refundable, then in accordance with its revenue recognition policy, the Company recognizes as revenue the tuition that was not refunded. Since the Company recognizes revenue pro-rata over the term of the course and because, under its institutional refund policy, the amount subject to refund is never greater than the amount of the revenue that has been deferred, under the Company's accounting policies revenue is not recognized with respect to amounts that could potentially be refunded. The Company's educational programs have starting and ending dates that differ from its fiscal quarters. Therefore, at the end of each fiscal quarter, a portion of revenue from these programs is not yet earned and is therefore deferred. The Company also charges students annual fees for library, technology and other services, which are recognized over the related service period. Deferred revenue represents the amount of tuition, fees, and other student payments received in excess of the portion recognized as revenue and it is included in current liabilities in the accompanying consolidated balance sheets. Other revenues may be recognized as sales occur or services are performed.

Revenue Recognition and Deferred Revenue - Discontinued Operations

Revenue Recognition and Deferred Revenue - Discontinued Operations

The Company enters into certain revenue sharing arrangements with consultants whereby the consultants will develop course content primarily for technology-related courses, recommend, but not select, faculty, lease equipment on behalf of the Company for instructional purposes for the on-site laboratory portion of distance learning courses and make introductions to corporate and government sponsoring organizations that provide students for the courses. The Company has evaluated ASC 605-45 "Principal Agent Considerations" and determined that there are more indicators than not that the Company is the primary obligor in the arrangements since the Company establishes the tuition, interfaces with the student or sponsoring organization, selects the faculty, is responsible for delivering the course, is responsible for issuing any degrees or certificates, and is responsible for collecting the tuition and fees. The gross tuition and fees are included in revenues while the revenue sharing payments are included in instructional costs and services, an operating expense. As a result of presenting this component as discontinued operations, the revenues are now included in income (loss) from discontinued operations, net of income taxes for all periods presented (See Note 1).

Revenue Recognition and Deferred Revenue - Discontinued Operations

The Company enters into certain revenue sharing arrangements with consultants whereby the consultants will develop course content primarily for technology-related courses, recommend, but not select, faculty, lease equipment on behalf of the Company for instructional purposes for the on-site laboratory portion of distance learning courses and make introductions to corporate and government sponsoring organizations that provide students for the courses. The Company has evaluated ASC 605-45 "Principal Agent Considerations" and determined that there are more indicators than not that the Company is the primary obligor in the arrangements since the Company establishes the tuition, interfaces with the student or sponsoring organization, selects the faculty, is responsible for delivering the course, is responsible for issuing any degrees or certificates, and is responsible for collecting the tuition and fees. The gross tuition and fees are included in revenues while the revenue sharing payments are included in instructional costs and services, an operating expense. As a result of presenting this component as discontinued operations, the revenues are now included in income from discontinued operations, net of income taxes for all periods presented (See Note 1).

Instructional Costs and Services

Instructional Costs and Services

Instructional costs and services consist primarily of costs related to the administration and delivery of the Company's educational programs. This expense category includes compensation for faculty and administrative personnel, costs associated with online faculty, technology license costs and costs associated with other support groups that provide services directly to the students.

Marketing and Promotional Costs

Marketing and Promotional Costs

Marketing and promotional costs include compensation of personnel engaged in marketing and recruitment, as well as costs associated with purchasing leads, producing marketing materials, and advertising. Such costs are generally affected by the cost of advertising media and leads, the efficiency of the Company's marketing and recruiting efforts, compensation for the Company's enrollment personnel and expenditures on advertising initiatives for new and existing academic programs. Advertising costs consists primarily of marketing leads and other branding and promotional activities. Non-direct response advertising activities are expensed as incurred, or the first time the advertising takes place, depending on the type of advertising activity.

General and Administrative

General and Administrative

General and administrative expenses include compensation of employees engaged in corporate management, finance, human resources, information technology, compliance and other corporate functions. General and administrative expenses also include professional services fees, bad debt expense related to accounts receivable, financial aid processing costs, non-capitalizable courseware and software costs, travel and entertainment expenses and facility costs.

Reclassifications

Reclassifications

Certain amounts in the accompanying unaudited condensed consolidated financial statements for the three months ended March 31, 2012 have been reclassified in order to conform to the March 31, 2013 presentation.

On the consolidated statements of operations, bad debt expense has been reclassified from instructional costs and services to general and administrative costs. The following table shows the reclassifications to the unaudited condensed consolidated statements of operations for the three months ended March 31, 2012.

	For the Three Months Ended March 31, 2012
		Reclassifications
			Discontinued
	As Previously	Bad Debt	Operations	As
	Reported	Expense	(See Note 1)	Reclassified

Costs and expenses:
Instructional costs and services	$904,697	$(32,955)	$(683,895)	$187,847
Marketing and promotional	437,305			437,305
General and administrative	1,719,326	32,955		1,752,281
Depreciation and amortization	89,749			89,749
Total costs and expenses	$3,151,077			$2,467,182

Reclassifications

Certain amounts in the accompanying 2011 consolidated financial statements have been reclassified in order to conform to the December 31, 2012 presentation.

On the consolidated balance sheet, software has been reclassified to property and equipment.

On the consolidated statement of operations, bad debt expense, courseware development costs and financial aid processing costs have been reclassified from instructional costs and services to general and administrative costs. Consulting expense and training and seminars expense have been reclassified from marketing and promotional costs to general and administrative costs. The following tables show the reclassifications to the consolidated statements of operations for the year ended December 31, 2011.

	For the Year Ended December 31, 2011
		Reclassifications
					Financial	Training
				Courseware	Aid	and	Discontinued
	As Previously	Bad Debt	Consulting	Development	Processing	Seminars	Operations	As
	Reported	Expense	Expense	Costs	Costs	Expense	(See Note 1)	Reclassified

Costs and expenses:
Instructional costs and services	$2,493,341	$(21,200)		$(236,953)	$(35,154)		$(1,674,127)	$525,907
Marketing and promotional	1,181,558		$(658,832)			$(7,364)		515,362
General and administrative	2,634,453	21,200	658,832	236,953	35,154	7,364		3,593,956
Depreciation and amortization	264,082							264,082
Total costs and expenses	$6,573,434							$4,899,307

Income Taxes

Income Taxes

The Company uses the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized. The Company has deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets are subject to periodic recoverability assessments. Realization of the deferred tax assets, net of deferred tax liabilities, is principally dependent upon achievement of projected future taxable income.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company accounts for uncertainty in income taxes using a two-step approach for evaluating tax positions. Step one, recognition, occurs when the Company concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. Step two, measurement, is only addressed if the position is more likely than not to be sustained. Under step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis, which is more likely than not to be realized upon ultimate settlement. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense is measured at the grant date fair value of the award and is expensed over the requisite service period. For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes option pricing model. Determining the fair value of stock-based awards at the grant date under this model requires judgment, including estimating volatility, employee stock option exercise behaviors and forfeiture rates. The assumptions used in calculating the fair value of stock-based awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the prorata compensation expense is adjusted accordingly until such time the non-employee award is fully vested, at which time the total compensation recognized to date shall equal the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient's performance is complete. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised.

Net Loss Per Share

Net Loss Per Share

Net loss per common share is based on the weighted average number of common shares outstanding during each year. Options to purchase 7,353,667 and 2,070,000 common shares, warrants to purchase 8,063,665 and 493,500 common shares, and $800,000 and $650,000 of convertible debt (convertible into 1,357,143 and 951,126 common shares) were outstanding during the three months ended March 31, 2013 and 2012, respectively, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. The options, warrants and convertible debt are considered to be common stock equivalents and are only included in the calculation of diluted earnings per common share when their effect is dilutive.

Net Loss Per Share

Net loss per common share is based on the weighted average number of common shares outstanding during each year. Options to purchase 6,972,967 common shares, warrants to purchase 8,112,696 common shares, and $800,000 of convertible debt (convertible into 1,357,143 common shares) were outstanding during the year ended December 31, 2012, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. Warrants to purchase 456,000 common shares were outstanding during the year ended December 31, 2011, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. The options, warrants and convertible debt are considered to be common stock equivalents and are only included in the calculation of diluted earnings per common share when their effect is dilutive.

In addition to the above common stock equivalents, the Company had outstanding preferred shares (Series A through E) that were contingently convertible into common shares upon it becoming an SEC reporting company. There were an aggregate of 15,403,006 preferred shares contingently convertible into 13,677,274 common shares for the years ended December 31, 2011 that could have been potentially dilutive in the future. As a result of its merger with Aspen Group, Inc., on March 13, 2012 (the SEC Reporting Date), the Company became subject to SEC reporting requirements. Accordingly, all of the preferred shares were automatically converted into common shares on that date (See Notes 11 and 12).

Segment Information

Segment Information

The Company operates in one reportable segment as a single educational delivery operation using a core infrastructure that serves the curriculum and educational delivery needs of its online students regardless of geography. The Company's chief operating decision makers, its CEO and President, manage the Company's operations as a whole, and no revenue, expense or operating income information is evaluated by the chief operating decision makers on any component level.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, which amends ASC Topic 350 to allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. An entity would not be required to determine the fair value of the indefinite-lived intangible unless the entity determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company has adopted this standard as of January 1, 2013.

We have implemented all new accounting standards that are in effect and that may impact our consolidated financial statements and do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our consolidated financial position or results of operations.

Recent Accounting Pronouncements

In June 2011, the FASB, issued ASU 2011-05, which amends ASC Topic 220, Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The ASU does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-05 effective January 1, 2012, and such adoption did not have a material effect on the Company's financial statements.

In December 2011, the FASB issued ASU 2011-12, which amends ASC Topic 220, Comprehensive Income, to defer certain aspects of ASU 2011-05. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance, along with ASU 2011-05, on January 1, 2012, and such adoption did not have a material impact on the Company's financial statements.

In July 2012, the FASB issued ASU 2012-02, which amends ASC Topic 350 to allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. An entity would not be required to determine the fair value of the indefinite-lived intangible unless the entity determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The Company is evaluating the impact of this ASU and does not expect the adoption will have an impact on its consolidated results of operations or financial condition.

We have implemented all new accounting standards that are in effect and that may impact our consolidated financial statements and do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our consolidated financial position or results of operations.

Nature of Operations and Going Concern (from 10K) (Tables)	12 Months Ended
Dec. 31, 2012
Nature Of Operations And Going Concern Tables
Acquisition costs

The net purchase price, including acquisition costs paid, was allocated to assets acquired and liabilities assumed as follows:

Current assets (including cash of $3,200)	$3,200
Intangible assets	-
Liabilities assumed	-
Net purchase price	$3,200

Nature of Operations and Going Concern (from 10Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature Of Operations And Going Concern Tables
Discontinued Operations

The following table shows the results of the "Smart Home Integration Certificate" program component included in the income (loss) from discontinued operations:

	For the Three Months Ended March 31,
	2013	2012
Revenues	$123,357	$811,041

Costs and expenses:
Instructional costs and services	111,021	683,895
General and administrative	31,000	-
Total costs and expenses	142,021	683,895

Income (loss) from discontinued operations, net of income taxes	$(18,664)	$127,146

The major classes of assets and liabilities of discontinued operations on the balance sheets are as follows:

	March 31, 2013	December 31, 2012
Assets
Cash and cash equivalents	$-	$67,750
Accounts receivable, net of allowance of $200,045 and $169,045, respectively	171,831	322,026
Other current assets	11,916	3,438
Net assets from discontinued operations	$183,747	$393,214
Liabilities
Accounts payable	$1,178	$1,178
Accrued expenses	123,954	185,395
Deferred revenue	-	39,857
Net liabilities from discontinued operations	$125,132	$226,430

The following table shows the results of the "Smart Home Integration Certificate" program component included in the income from discontinued operations:

	For the Year Ended
	December 31,
	2012	2011

Revenues	$2,332,283	$2,131,693

Costs and expenses:
Instructional costs and services	2,026,928	1,674,127
General and administrative	169,045	-
Total costs and expenses	2,195,973	1,674,127

Income from discontinued operations, net of income taxes	$136,310	$457,566

The major classes of assets and liabilities of discontinued operations on the balance sheets are as follows:

	December 31,
	2012	2011
Assets
Cash and cash equivalents	$67,750	$-
Accounts receivable, net of allowance of $169,045 and $0, respectively	322,026	632,135
Other current assets	3,438	-
Net assets from discontinued operations	$393,214	$632,135

Liabilities
Accounts payable	$1,178	$679,882
Accrued expenses	185,395	39,225
Deferred revenue	39,857	-
Net liabilities from discontinued operations	$226,430	$719,107

Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant Accounting Policies Tables
Depreciation and amortization over the estimated useful lives

Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Furniture and fixtures	7 years
Library (online)	3 years
Software	5 years
Vehicle	5 years

Reclassifications to the consolidated statements of operations

The following table shows the reclassifications to the unaudited condensed consolidated statements of operations for the three months ended March 31, 2012.

	For the Three Months Ended March 31, 2012
		Reclassifications
			Discontinued
	As Previously	Bad Debt	Operations	As
	Reported	Expense	(See Note 1)	Reclassified

Costs and expenses:
Instructional costs and services	$904,697	$(32,955)	$(683,895)	$187,847
Marketing and promotional	437,305			437,305
General and administrative	1,719,326	32,955		1,752,281
Depreciation and amortization	89,749			89,749
Total costs and expenses	$3,151,077			$2,467,182

The following tables show the reclassifications to the consolidated statements of operations for the year ended December 31, 2011.

	For the Year Ended December 31, 2011
		Reclassifications
					Financial	Training
				Courseware	Aid	and	Discontinued
	As Previously	Bad Debt	Consulting	Development	Processing	Seminars	Operations	As
	Reported	Expense	Expense	Costs	Costs	Expense	(See Note 1)	Reclassified

Costs and expenses:
Instructional costs and services	$2,493,341	$(21,200)		$(236,953)	$(35,154)		$(1,674,127)	$525,907
Marketing and promotional	1,181,558		$(658,832)			$(7,364)		515,362
General and administrative	2,634,453	21,200	658,832	236,953	35,154	7,364		3,593,956
Depreciation and amortization	264,082							264,082
Total costs and expenses	$6,573,434							$4,899,307

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable Tables
Accounts Receivables

Accounts receivable consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Accounts receivable	$275,206	$262,694
Less: Allowance for doubtful accounts	(35,535)	(47,595)
Accounts receivable, net	$239,671	$215,099

Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property And Equipment Tables
Property and equipment

Property and equipment consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Call center	$121,313	$121,313
Computer and office equipment	61,037	45,718
Furniture and fixtures	32,914	11,336
Library (online)	100,000	100,000
Software	1,491,035	1,388,824
	1,806,299	1,667,191
Accumulated depreciation and amortization	(541,216)	(455,871)
Property and equipment, net	$1,265,083	$1,211,320

Property and equipment consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Call center	$121,313	$121,313
Computer and office equipment	45,718	38,577
Furniture and fixtures	11,336	-
Library (online)	100,000	100,000
Software	1,388,824	927,455
Vehicle	-	39,736
	1,667,191	1,227,081
Accumulated depreciation and amortization	(455,871)	(229,972)
Property and equipment, net	$1,211,320	$997,109

Amortization expense

Software consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Software	$1,491,035	$1,388,824
Accumulated amortization	(361,296)	(286,744)
Software, net	$1,129,739	$1,102,080

Software consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Software	$1,388,824	$927,455
Accumulated amortization	(286,744)	(60,290)
Software, net	$1,102,080	$867,165

Schedule of estimated future amortization expense

The following is a schedule of estimated future amortization expense of software at March 31, 2013:

Year Ending December 31,
2013	$223,655
2014	298,207
2015	298,207
2016	237,917
2017	71,753
Total	$1,129,739

The following is a schedule of estimated future amortization expense of software at December 31, 2012:

Year Ending December 31,
2013	$277,765
2014	277,765
2015	277,765
2016	217,474
2017	51,311
Total	$1,102,080

Courseware (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets

Courseware consisted of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Courseware	$2,097,538	$2,097,538
Accumulated amortization	(1,878,979)	(1,843,967)
Courseware, net	$218,559	$253,571

Courseware consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Courseware	$2,097,538	$2,072,238
Accumulated amortization	(1,843,967)	(1,702,407)
Courseware, net	$253,571	$369,831

Estimated future amortization expense

The following is a schedule of estimated future amortization expense of courseware at March 31, 2013:

Year Ending December 31,
2013	$85,808
2014	77,757
2015	39,616
2016	12,738
2017	2,640
Total	$218,559

The following is a schedule of estimated future amortization expense of courseware at December 31, 2012:

Year Ending December 31,
2013	$120,819
2014	77,757
2015	39,616
2016	12,738
2017	2,641
Total	$253,571

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses Tables
Accrued expenses

Accrued expenses consisted of the following at December 31, 2012 and December 31, 2011:

	December 31,
	2012	2011

Accrued compensation	$50,923	$33,930
Accrued settlement payable	-	40,000
Other accrued expenses	24,989	54,373
Accrued expenses	$75,912	$128,303

Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable Tables
Notes Payable

Notes payable consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011

Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5% [A]	$300,000	$-

Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19% [A]	300,000	-

Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014	100,000	-

Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014	50,000	-

Note payable - related party originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014	50,000	-

Note payable for vehicle, 72 monthly payments of $618; interest at 8.4% through March 2014	-	15,151
Total	800,000	15,151
Less: Current maturities (notes payable)	-	(6,383)
Less: Current maturities (convertible notes payable)	-	-
Subtotal	800,000	8,768
Less: amount due after one year for notes payable	-	(8,768)
Amount due after one year for convertible notes payable	$800,000	$-

-------

[A] - effective September 4, 2012, note amended to provide a maturity date of August 31, 2013.
Effective December 17, 2012, note amended to provide a maturity date of August 31, 2014.

Future maturities of notes payable	Future maturities of notes payable are as follows:

Year Ending December 31,
2013	$-
2014	800,000
$800,000

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables
Minimum rental payment for lease

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012:

Year Ending December 31,
2013	$56,979
2014	141,274
2015	144,550
2016	64,780
Total minimum payments required	$407,583

Stockholders' Equity (Deficiency) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders Equity Deficiency Tables
Assets and Liabilities acquired	The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)
The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Warranty Activity

A summary of the Company's warrant activity during the three months ended March 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	7,256,522	$0.45
Granted	807,143	0.50
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, March 31, 2013	8,063,665	$0.46	4.3	$32,349

Exercisable, March 31, 2013	8,063,665	$0.46	4.3	$32,349

A summary of the Company's warrant activity during the year ended December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	456,000	$0.33
Granted	6,950,522	0.46
Exercised	-	-
Forfeited	(150,000)	0.50
Expired	-	-
Balance Outstanding, December 31, 2012	7,256,522	$0.45	4.5	$32,349

Exercisable, December 31, 2012	7,256,522	$0.45	4.5	$32,349

Compensation Expense for Stock Options Granted

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the three months ended March 31, 2013 and 2012:

	For the Three Months Ended
	March 31,
Assumptions	2013	2012
Expected life (years)	3.5 - 3.75	3.5
Expected volatility	46.3% - 46.5%	44.2%
Weighted-average volatility	46.5%	44.2%
Risk-free interest rate	0.36% - 0.44%	0.56% - 0.60%
Dividend yield	0.00%	0.00%
Expected forfeiture rate	3.9%	2.0%

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the years ended December 31, 2012 and 2011:

	For the Year Ended
	December 31,
Assumptions	2012	2011

Expected life (years)	2.5 - 3.8	N/A
Expected volatility	44.2% - 50.9%	N/A
Weighted-average volatility	49.0%	N/A
Risk-free interest rate	0.31% - 0.60%	N/A
Dividend yield	0.00%	N/A
Expected forfeiture rate	1.7%	N/A

Stock Options Activity to Employees

A summary of the Company's stock option activity for employees and directors during the three months ended March 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	6,777,967	$0.35
Granted	473,200	$0.35
Exercised	-
Forfeited	(92,500)	$0.35
Expired	-
Balance Outstanding, March 31, 2013	7,158,667	$0.35	4.4	$-

Exercisable, March 31, 2013	2,056,998	$0.35	4.4	$-

A summary of the Company's stock option activity for employees and directors during the year ended December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	-
Granted	8,672,967	$0.49
Exercised	-
Forfeited	(1,895,000)	$1.00
Expired	-
Balance Outstanding, December 31, 2012	6,777,967	$0.35	4.7	$-

Exercisable, December 31, 2012	1,457,832	$0.35	4.8	$-

Stock Options Grants to Non-Employees

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the three months ended March 31, 2013 and 2012:

	For the Three Months Ended
	March 31,
Assumptions	2013	2012
Expected life (years)	N/A	3.5
Expected volatility	N/A	44.2%
Weighted-average volatility	N/A	44.2%
Risk-free interest rate	N/A	0.60%
Dividend yield	N/A	0.00%

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the years ended December 31, 2012 and 2011:

	For the Year Ended
	December 31,
Assumptions	2012	2011

Expected life (years)	2.7 - 5.0	N/A
Expected volatility	44.2% - 50.0%	N/A
Weighted-average volatility	47.4%	N/A
Risk-free interest rate	0.37% - 0.60%	N/A
Dividend yield	0.00%	N/A

Stock option activity for non employees

A summary of the Company's stock option activity for non-employees during the three months ended March 31, 2013 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	195,000	$0.35
Granted	-
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, March 31, 2013	195,000	$0.35	4.0	$-

Exercisable, March 31, 2013	58,333	$0.35	4.0	$-

A summary of the Company's stock option activity for non-employees during the year ended December 31, 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value

Balance Outstanding, December 31, 2011	-
Granted	390,000	$0.65
Exercised	-
Forfeited	(195,000)	$0.95
Expired	-
Balance Outstanding, December 31, 2012	195,000	$0.35	4.5	$-

Exercisable, December 31, 2012	-	N/A	N/A	N/A

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Components of income tax expense (benefit)

The components of income tax expense (benefit) are as follows:

For the Year Ended
December 31,
	2012	2011
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	-	-
State	-	-
	-	-
Total Income tax expense (benefit)	$-	$-

Deferred income tax assets and liabilities

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss	$3,649,651	$2,064,725
Allowance for doubtful accounts	261,946	17,637
Intangible assets	118,740	-
Deferred rent	7,883	9,473
Stock-based compensation	128,827	-
Contributions carryforward	93	-
Total deferred tax assets	4,167,140	2,091,835

Deferred tax liabilities:
Intangible assets	-	(148,345)
Property and equipment	(630)	(805)
Total deferred tax liabilities	(630)	(149,150)

Deferred tax assets, net	4,166,510	1,942,685

Valuation allowance:
Beginning of year	(1,942,685)	(1,152,977)
(Increase) decrease during year	(2,223,825)	(789,708)
Ending balance	(4,166,510)	(1,942,685)

Net deferred tax asset	$-	$-

Reconciliation of income tax

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	For the Year Ended
	December 31,
	2012	2011

Statutory U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal tax benefit	3.1	3.1
Other	(0.1)	(0.1)
Change in valuation allowance	(37.0)	(37.0)
Effective income tax rate	0.0%	0.0%

Nature of Operations and Going Concern (Schedule of Acquisition Costs) (Details) (USD $)	Dec. 31, 2012
Nature Of Operations And Going Concern Details
Current assets (including cash of $3,200)	$ 3,200
Intangible assets
Liabilities assumed
Net purchase price	$ 3,200

Nature of Operations and Going Concern (Schedule of Income (Loss) from Discontinued Operations) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Costs and expenses:
Income (loss) from discontinued operations, net of income taxes	$ (18,664)	$ 127,146	$ 136,310	$ 457,566
Discontinued operations [Member]
Revenues	123,357	811,041
Costs and expenses:
Instructional costs and services	111,021	683,895
General and administrative	31,000
Total costs and expenses	142,021	683,895
Income (loss) from discontinued operations, net of income taxes	$ (18,664)	$ 127,146

Nature of Operations and Going Concern (Schedule of Assets and Liabilities from Discontinued Operations) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Accounts receivable, net		$ 239,671	$ 215,099
Liabilities
Net liabilities from discontinued operations	125,132	226,430	719,107
Discontinued operations [Member]
Assets
Cash and cash equivalents		67,750
Accounts receivable, net	171,831	322,026
Other current assets	11,916	3,438
Net assets from discontinued operations	183,747	393,214
Liabilities
Accounts payable	1,178	1,178
Accrued expenses	123,954	185,395
Deferred revenue		39,857
Net liabilities from discontinued operations	$ 125,132	$ 226,430

Nature of Operations and Going Concern (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Nature Of Operations And Going Concern Details Narrative
Full-time degree-seeking students percentage	87.00%
Net Loss-Allocable to Common Shareholders	$ 948,871	$ 1,827,145	$ 6,048,113	$ 2,222,899
Negative Cash Flows from Operations	598,772	908,769	4,522,710	1,679,330
Gross fund raised	565,000
Gross fund raised additional	600,328
Accounts receivable, net of allowance	$ 200,045		$ 169,045

Significant Accounting Policies (Schedule of Depreciation and Amortization Over the Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Call center equipment [Member]
Depreciation Term	5 years
Equipment [Member]
Depreciation Term	5 years
Furniture and Fixtures [Member]
Depreciation Term	7 years
Library [Member]
Depreciation Term	3 years
Software [Member]
Depreciation Term	5 years
Vehicle [Member]
Depreciation Term	5 years

Significant Accounting Policies (Schedule of Reclassifications to the Consolidated Statements of Operations from 10K) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Costs and expenses:
General and adminstrative	$ 1,217,273	$ 1,752,281	$ 5,235,282	$ 3,593,956
Depreciation and amortization	120,357	89,749	397,923	264,082
Total costs and expenses	1,883,834	2,467,182	8,477,557	4,899,307
As Previously Reported [Member]
Costs and expenses:
Instructional costs and services	904,697			2,493,341
Marketing and promotional	437,305			1,181,558
General and adminstrative	1,719,326			2,634,453
Depreciation and amortization	89,749			264,082
Total costs and expenses	3,151,077			6,573,434
Bad Debt Expense [Member]
Costs and expenses:
Instructional costs and services	(32,955)			(21,200)
General and adminstrative	32,955			21,200
Consulting Expense [Member]
Costs and expenses:
Marketing and promotional				(658,832)
General and adminstrative				658,832
Courseware Development Costs [Member]
Costs and expenses:
Instructional costs and services				(236,953)
General and adminstrative				236,953
Financial Aid Processing Costs [Member]
Costs and expenses:
Instructional costs and services				(35,154)
General and adminstrative				35,154
Training and Seminars Expense [Member]
Costs and expenses:
Marketing and promotional				(7,364)
General and adminstrative				7,364
As Reclassified [Member]
Costs and expenses:
Instructional costs and services	187,847			525,907
Marketing and promotional	437,305			515,362
General and adminstrative	1,752,281			3,593,956
Depreciation and amortization	89,749			264,082
Total costs and expenses	$ 2,467,182			$ 4,899,307

Significant Accounting Policies (Schedule of Reclassifications to the Consolidated Statements of Operations from 10Q) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Costs and expenses:
General and adminstrative	$ 1,217,273	$ 1,752,281	$ 5,235,282	$ 3,593,956
Depreciation and amortization	120,357	89,749	397,923	264,082
Total costs and expenses	1,883,834	2,467,182	8,477,557	4,899,307
As Previously Reported [Member]
Costs and expenses:
Instructional costs and services	904,697			2,493,341
Marketing and promotional	437,305			1,181,558
General and adminstrative	1,719,326			2,634,453
Depreciation and amortization	89,749			264,082
Total costs and expenses	3,151,077			6,573,434
Bad Debt Expense [Member]
Costs and expenses:
Instructional costs and services	(32,955)			(21,200)
General and adminstrative	32,955			21,200
Discontinued Operations [Member]
Costs and expenses:
Instructional costs and services	(683,895)
As Reclassified [Member]
Costs and expenses:
Instructional costs and services	187,847			525,907
Marketing and promotional	437,305			515,362
General and adminstrative	1,752,281			3,593,956
Depreciation and amortization	89,749			264,082
Total costs and expenses	$ 2,467,182			$ 4,899,307

Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies Details Narrative
Restricted cash	$ 265,131		$ 264,992
Accrued interest	466		327
Letter of credit interest rate	0.20%		0.25%
Options to purchase common shares	7,353,667	2,070,000	6,972,967
warrants to purchase common shares	8,063,665	493,500	8,112,696
Convertible debt amount	$ 800,000	$ 650,000	$ 800,000
Convertible debt shares	1,357,143	951,126	1,357,143
Warrants to purchase common shares outstanding				456,000
Convertible preferred shares				15,403,006
Preferred shares converted to common shares				13,677,274

Accounts Receivable (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable Details
Accounts receivable	$ 275,206	$ 262,694
Less: Allowance for doubtful accounts	(35,535)	(47,595)
Accounts receivable, net	$ 239,671	$ 215,099

Accounts Receivable (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable Details Narrative
Bad debt expense	$ 133,907	$ 21,200

Secured Note and Accounts Receivable - Related Parties (from 10K) (Details) (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 CEO [Member]	Dec. 31, 2012 Officer [Member]	Dec. 31, 2011 Officer [Member]	Sep. 30, 2012 Third-Party [Member]	Sep. 30, 2012 Parent Company [Member]
Interest income recognized	$ 594	$ 594			$ 1,867	$ 594	$ 210
Shares purchased				150,000				336,000	264,000
Shares purchased Value								168,000	132,000
Allowance for account receivable			502,315
Account Receivable Net Of Allowance	$ 270,478		$ 270,478	$ 772,793

Secured Note and Accounts Receivable - Related Parties (from 10Q) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Interest income recognized	$ 594	$ 594
Preferred shares converted to common shares		654,850
Allowance for account receivable			502,315
Account Receivable Net Of Allowance	$ 270,478		$ 270,478	$ 772,793
Private placement sales per share	$ 0.35		$ 0.35

Property and Equipment (Schedule of Property and Equipment) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross	$ 1,806,299	$ 1,667,191	$ 1,227,081
Accumulated depreciation and amortization	(541,216)	(455,871)	(229,972)
Property and equipment, net	1,265,083	1,211,320	997,109
Call Center [Member]
Property and equipment, gross	121,313	121,313	121,313
Computer and Office Equipment [Member]
Property and equipment, gross	61,037	45,718	38,577
Furniture and Fixtures [Member]
Property and equipment, gross	32,914	11,336
Library [Member]
Property and equipment, gross	100,000	100,000	100,000
Software [Member]
Property and equipment, gross	1,491,035	1,388,824	927,455
Accumulated depreciation and amortization	(361,296)	(268,744)	(60,290)
Property and equipment, net	1,129,739	1,102,080	867,165
Vehicles [Member]
Property and equipment, gross			$ 39,736

Property and Equipment (Schedule of Amortization Expense for Software) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross	$ 1,806,299	$ 1,667,191	$ 1,227,081
Accumulated depreciation and amortization	(541,216)	(455,871)	(229,972)
Property and equipment, net	1,265,083	1,211,320	997,109
Software [Member]
Property and equipment, gross	1,491,035	1,388,824	927,455
Accumulated depreciation and amortization	(361,296)	(268,744)	(60,290)
Property and equipment, net	$ 1,129,739	$ 1,102,080	$ 867,165

Property and Equipment (Schedule of Estimated Future Amortization Expense of Software) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2013	$ 85,808	$ 120,819
2014	77,757	77,757
2015	39,616	39,616
2016	12,738	12,738
Total	218,559	253,571
Software [Member]
2013	223,655	277,765
2014	298,207	277,765
2015	298,207	277,765
2016	237,917	217,474
2017	71,753	51,311
Total	$ 1,129,739	$ 1,102,080

Property and Equipment (Narrative) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Details Narrative
Accumulated depreciation and amortization	$ (541,216)	$ (455,871)	$ (229,972)

Courseware (Schedule of Courseware) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Courseware Details
Courseware	$ 2,097,538	$ 2,097,538	$ 2,072,238
Accumulated amortization	(1,878,979)	(1,843,967)	(1,702,407)
Courseware, net	$ 218,559	$ 253,571

Courseware (Schedule of Estimated Future Amortization Expense of Courseware) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Courseware Details 1
2013	$ 85,808	$ 120,819
2014	77,757	77,757
2015	39,616	39,616
2016	12,738	12,738
2017	2,640	2,641
Total	$ 218,559	$ 253,571

Courseware (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Courseware Details Narrative
Courseware costs capitalized		$ 3,200	$ 25,300	$ 54,090
Courseware amortization expense	$ 35,012	$ 36,238	$ 141,560	$ 178,420

Accrued Expenses (Schedule of Accrued Expenses) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses Details
Accrued compensation		$ 50,923	$ 33,930
Other accrued expenses		24,989	54,373
Accrued expenses	$ 97,380	$ 75,912	$ 128,303

Accrued Expenses (Narrative) (Details) (Glen Oaks [Member], USD $)	Dec. 31, 2011
Glen Oaks [Member]
Accrued settlement payable	$ 40,000

Notes Payable (Schedule of Notes Payable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total	$ 800,000	$ 15,151
Less: Current maturities (notes payable)		6,383
Less: Current maturities (convertible notes payable)
Subtotal	800,000	8,768
Less: amount due after one year for notes payable		8,768
Amount due after one year for convertible notes payable	800,000
Payable August 14 12012 Due On Demand [Member]
Total	300,000
Notes Payable March 13 2012 Thru March 31 2013 [Member]
Total	300,000
Notes Payable February 25 2012 Thru Feb 25 2014 [Member]
Total	100,000
Notes Payable February 27 2012 Thru Feb 27 2014 [Member]
Total	50,000
Notes Payable February 29 2012 Thru Feb 29 2014 [Member]
Total	50,000
Note payable for vehicle, 72 monthly payments [Member]
Total		$ 15,151

Notes Payable (Schedule of Future Maturities of Notes Payable) (Details) (USD $)	Dec. 31, 2012
Notes Payable Details 1
For the year ended December 31, 2013
For the year ended December 31, 2014	800,000
Total	$ 800,000

Notes Payable (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes Payable Details Narrative
Interest expense	$ 2,393	$ 2,393
Notes Payable remaining principal balance		$ 25,000

Convertible Notes Payable (Narrative from 10Q) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Convertible Notes Payable Details Narrative
Aggregate amount of convertible notes payable outstanding	$ 800,000
Current liabilities convertible notes payable	200,000
Long-term liabilities convertible notes payable	600,000	800,000
Amount raised from sale of 3 units			$ 150,000

Commitments and Contingencies (Schedule of Future Minimum Rental Payments For Operating Leases) (Details) (USD $)	Dec. 31, 2012
Commitments And Contingencies Details
2013	$ 56,979
2014	141,274
2015	144,550
2016	64,780
Total minimum payments required	$ 407,583

Commitments and Contingencies (Narrative from 10K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Rent expense	$ 140,783	$ 114,511
Annual performance bonus			50.00%	50.00%	100.00%	100.00%
Amount of unauthorized borrowings		$ 14,876

Commitments and Contingencies (Narrative from 10Q) (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate	3.75%
Balance due on line of credit	$ 250,250	$ 250,000	$ 233,215
Unused amount under the line of credit	0
Line of credit fee	$ 250
Maximum [Member]
Annual performance bonus	100.00%	100.00%
Minimum [Member]
Annual performance bonus	50.00%	50.00%

Temporary Equity (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Series A Preferred Stock [Member]
Cumulative dividend	$ 34,500
Series D Preferred Stock [Member]
Cumulative dividend	30,632
Series E Preferred Stock [Member]
Cumulative dividend	$ 22,194

Stockholders' Equity (Deficiency) (Summary of Assets Acquired and Liabilities Assumed) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Stockholders Equity Deficiency Details
Cash and cash equivalents	337	337
Liabilities Assumed	$ (21,206)	$ (21,206)
Net	$ (20,869)	$ (20,869)

Stockholders' Equity (Deficiency) (Summary of Warrant Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Number of Options Outstanding, Beginning	6,777,967
Number of Options Granted	473,200	8,672,967
Number of Options Exercised
Number of Options Forfeited	(92,500)	(1,895,000)
Number of Options Expired
Number of Options Outstanding, Ending	7,158,667	6,777,967
Number of Options Exercisable	2,056,998	1,457,832
Weighted Average Exercise Price Outstanding, Beginning	$ 0.35
Weighted Average Exercise Price Issued	$ 0.35	$ 0.49
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited	$ 0.35	$ 1
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.35	$ 0.35
Weighted Average Exercise Price Exercisable	$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 4 months 24 days	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 4 months 24 days	4 years 9 months 18 days
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable
Warrant [Member]
Number of Options Outstanding, Beginning	7,256,522	456,000
Number of Options Granted	807,143	6,950,522
Number of Options Exercised
Number of Options Forfeited		(150,000)
Number of Options Expired
Number of Options Outstanding, Ending	8,063,665	7,256,522
Number of Options Exercisable	8,063,665	7,256,522
Weighted Average Exercise Price Outstanding, Beginning	$ 0.45	$ 0.33
Weighted Average Exercise Price Issued	$ 0.5	$ 0.46
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited		$ 0.5
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.46	$ 0.45
Weighted Average Exercise Price Exercisable	$ 0.46	$ 0.45
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 3 months 18 days	4 years 6 months
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 3 months 18 days	4 years 6 months
Aggregate Intrinsic Value Outstanding, Beginning	32,349
Aggregate Intrinsic Value Outstanding, Ending	32,349	32,349
Aggregate Intrinsic Value Exercisable	$ 32,349	$ 32,349

Stockholders' Equity (Deficiency) (Summary of Compensation Expense for Stock Options Granted to Employees) (Details) (Stock Incentive Plan To Employees And Directors [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan To Employees And Directors [Member]
Expected life (years) minimum	3 years 6 months	3 years 6 months	2 years 6 months
Expected life (years) maximum	3 years 9 months	3 years 6 months	3 years 9 months 18 days
Expected volatility minimum	46.30%	44.20%	44.20%
Expected volatility maximum	46.50%	44.20%	50.90%
Weighted-average volatility	46.50%	44.20%	49.00%
Risk-free interest rate, Minimum	0.36%	0.56%	0.31%
Risk-free interest rate, Maximum	0.44%	0.60%	0.60%
Dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	3.90%	2.00%	1.70%

Stockholders' Equity (Deficiency) (Summary of Stock Option Activity for Employees and Directors) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders Equity Deficiency Details 3
Number of Options Outstanding, Beginning	6,777,967
Number of Options Granted	473,200	8,672,967
Number of Options Exercised
Number of Options Forfeited	(92,500)	(1,895,000)
Number of Options Expired
Number of Options Outstanding, Ending	7,158,667	6,777,967
Number of Options Exercisable	2,056,998	1,457,832
Weighted Average Exercise Price Outstanding, Beginning	$ 0.35
Weighted Average Exercise Price Issued	$ 0.35	$ 0.49
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited	$ 0.35	$ 1
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.35	$ 0.35
Weighted Average Exercise Price Exercisable	$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 4 months 24 days	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 4 months 24 days	4 years 9 months 18 days
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable

Stockholders' Equity (Deficiency) (Summary of Compensation Expense for Stock Options Granted to Non-employees from 10K) (Details) (Stock Incentive Plan To Non Employees [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan To Non Employees [Member]
Expected life (years) minimum			2 years 8 months 12 days
Expected life (years) maximum			5 years
Expected volatility minimum			44.20%
Expected volatility maximum			50.00%
Weighted-average volatility		44.20%	47.40%
Risk-free interest rate, Minimum			0.37%
Risk-free interest rate, Maximum			0.60%
Dividend yield		0.00%	0.00%

Stockholders' Equity (Deficiency) (Summary of Compensation Expense for Stock Options Granted to Non-employees from 10Q) (Details) (Stock Incentive Plan To Non Employees [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan To Non Employees [Member]
Expected life (years)		3 years 6 months
Expected volatility		44.20%
Weighted-average volatility		44.20%	47.40%
Risk-free interest rate		0.60%
Dividend yield		0.00%	0.00%

Stockholders' Equity (Deficiency) (Summary of Stock Option Activity for Non-employees) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Number of Options Outstanding, Beginning	6,777,967
Number of Options Granted	473,200	8,672,967
Number of Options Exercised
Number of Options Forfeited	(92,500)	(1,895,000)
Number of Options Expired
Number of Options Outstanding, Ending	7,158,667	6,777,967
Number of Options Exercisable	2,056,998	1,457,832
Weighted Average Exercise Price Outstanding, Beginning	$ 0.35
Weighted Average Exercise Price Issued	$ 0.35	$ 0.49
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited	$ 0.35	$ 1
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.35	$ 0.35
Weighted Average Exercise Price Exercisable	$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 4 months 24 days	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 4 months 24 days	4 years 9 months 18 days
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable
Stock Incentive Plan To Non Employees [Member]
Number of Options Outstanding, Beginning	195,000
Number of Options Granted		390,000
Number of Options Exercised
Number of Options Forfeited		(195,000)
Number of Options Expired
Number of Options Outstanding, Ending	195,000	195,000
Number of Options Exercisable	58,333
Weighted Average Exercise Price Outstanding, Beginning	$ 0.35
Weighted Average Exercise Price Issued		$ 0.65
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited		$ 0.95
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.35	$ 0.35
Weighted Average Exercise Price Exercisable	$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years	4 years 6 months
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable

Stockholders' Equity (Deficiency) (Narrative from 10K) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Stockholders Equity Deficiency Details Narrative
Offering costs	the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 common shares at $0.35 per share and (ii) 98,000 common shares at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 common shares and 1,021,432 warrants) under the offering		the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 common shares at $0.35 per share and (ii) 98,000 common shares at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 common shares and 1,021,432 warrants) under the offering
Stock options granted	646,333		6,777,967
Stock options granted exercise price	$ 473,200	$ 1,895,000	$ 0.35
Stock options vested	$ 56,784	$ 625,350	$ 910,214
Fair value of stock options granted to employees	0	57,750	1,747,007
Compensation expense	117,847	8,354	252,057
Unrecognized compensation costs related to nonvested share-based compensation	$ 921,606		$ 980,898
Unrecognized compensation costs weighted average period	1 year 4 months 24 days		1 year 6 months
Weighted-average grant-date fair value of options granted to employees	$ 0.12		$ 0.13

Stockholders' Equity (Deficiency) (Narrative from 10Q) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Stockholders Equity Details Narrative
Offering costs	the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 common shares at $0.35 per share and (ii) 98,000 common shares at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 common shares and 1,021,432 warrants) under the offering		the Company raised $530,337 (net of offering costs of $184,663 and five-year warrants to purchase: (i) 100,000 common shares at $0.35 per share and (ii) 98,000 common shares at $0.50 per share.) from the sale of 20.43 Units (including 2,042,856 common shares and 1,021,432 warrants) under the offering
Stock options granted	646,333		6,777,967
Stock options granted exercise price	$ 473,200	$ 1,895,000	$ 0.35
Stock options granted, Value	$ 0.35	$ 1
Stock options vested	56,784	625,350	910,214
Fair value of stock options granted to employees	0	57,750	1,747,007
Compensation expense	117,847	8,354	252,057
Unrecognized compensation costs related to nonvested share-based compensation	921,606		980,898
Unrecognized compensation costs weighted average period	1 year 4 months 24 days		1 year 6 months
Weighted-average grant-date fair value of options granted to employees	$ 0.12		$ 0.13
Non-employee stock options compensation expense	$ 0	$ 57,750

Income Taxes (Schedule of Income Tax Expense (Benefit)) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State
Current Income tax expense (benefit)
Deferred:
Federal
State
Deferred Income tax expense (benefit)
Total Income tax expense (benefit)

Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 1
Net operating loss	$ 3,649,651	$ 2,064,725
Allowance for doubtful accounts	261,946	17,637
Intangible assets	118,740	(148,345)
Deferred rent	7,883	9,473
Stock-based compensation	128,827
Contributions carryforward	93
Total deferred tax assets	4,167,140	1,943,490
Property and equipment	(630)	(805)
Total deferred tax liabilities	(630)	(805)
Deferred tax assets, net	4,166,510	1,942,685
Beginning of year	(1,942,685)	(1,152,977)
(Increase) decrease during year	(2,223,825)	(789,708)
Ending balance	(4,166,510)	(1,942,685)
Net deferred tax asset

Income Taxes (Schedule of Income Tax Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 2
Statutory U.S. federal income tax rate	34.00%	34.00%
State income taxes, net of federal tax benefit	3.10%	3.10%
Other	(0.10%)	(0.10%)
Change in valuation allowance	(37.00%)	(37.00%)
Effective income tax rate	0.00%	0.00%

Concentrations (Narrative) (Details) (USD $)	Dec. 31, 2011
Concentrations Details Narrative
Bank balances exceeded FDIC insured amounts	$ 50,000

Related Party Transactions (Narrative from 10K) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Sep. 30, 2012
Interest income	$ 594
Balance due on note receivable	150,000
Third party investors purchased shares				336,000
Purchase value of shares				168,000
Company purchased shares				264,000
Company purchased shares value				132,000
Allowance for account receivable	502,315
Account Receivable Net Of Allowance	270,478	772,793	270,478
Interest expense on notes	2,393	2,393
Principal balance due on notes payable	25,000
Unauthorized borrowings		14,876
CEO [Member]
Interest income	1,867
Officer [Member]
Interest income	$ 210

Related Party Transactions (Narrative from 10Q) (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions Details Narrative Abstract
Allowance for related party receivable			$ 502,315
Related party receivable, net		270,478	270,478
Related party receivable price		$ 0.35	$ 0.35
Amount due to related party	300,000
Interest on amount due to related party	0.19%
Interest income	$ 594
Price of note convertible to shares	$ 1
Third party investors purchased shares, discription	third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share), the value of the aforementioned collateral decreased.